UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23785

VOLATILITY SHARES TRUST

(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4440

Palm Beach Gardens, Florida 33408

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and address of agent for service)

(866) 261-0273

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

2x Avalanche ETF (Consolidated)
AVAZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Avalanche ETF (Consolidated) for the period of May 15, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/avaz. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Avalanche ETF (Consolidated)	$90	4.16%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$439,058
Number of Holdings	3
Net Advisory Fee	$2,426
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
AVAX Futures Sep 26	197.9
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	409.1
Reverse Repurchase Agreements	-404.7
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/avaz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Avalanche ETF (Consolidated)	PAGE 1	TSR-SAR-92865J679

2x Bitcoin ETF (Consolidated)
BITX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Bitcoin ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026.  You can find additional information about the Fund at
https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Bitcoin ETF (Consolidated)	$152	2.66%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,207,433,855
Number of Holdings	4
Net Advisory Fee	$9,388,657
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME Bitcoin Futures Sep 26	168.3
CME Bitcoin Futures Oct 26	31.7
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	231.4
Reverse Repurchase Agreements	-228.9
**	Investments reflect the market value as a percentage of net assets.
MATERIAL FUND CHANGES
On or about June 26, 2026, the Fund changed its name to 2x Bitcoin ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/bitx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Bitcoin ETF (Consolidated)	PAGE 1	TSR-SAR-92864M301

2x Cardano ETF (Consolidated)
CRDX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Cardano ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/crdx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Cardano ETF (Consolidated)	$101	3.27%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$953,086
Number of Holdings	3
Net Advisory Fee	$6,341
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
ADA Futures Sep 26	200.9
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	376.9
Reverse Repurchase Agreements	-372.8
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/crdx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Cardano ETF (Consolidated)	PAGE 1	TSR-SAR-92865J810

2x Chainlink ETF (Consolidated)
CHNU (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Chainlink ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/chnu. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Chainlink ETF (Consolidated)	$176	3.46%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,969,597
Number of Holdings	3
Net Advisory Fee	$7,742
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
LINK Futures Sep 26	200.6
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	354.6
Reverse Repurchase Agreements	-350.8
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/chnu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Chainlink ETF (Consolidated)	PAGE 1	TSR-SAR-92865J786

2x Ether ETF (Consolidated)
ETHU (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at
https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Ether ETF (Consolidated)	$174	2.92%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,113,577,931
Number of Holdings	5
Net Advisory Fee	$7,821,877
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME Ether Futures Sep 26	200.0
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	321.8
Reverse Repurchase Agreements	-317.2
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/ethu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Ether ETF (Consolidated)	PAGE 1	TSR-SAR-92864M798

2x Solana ETF (Consolidated)
SOLT (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Solana ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at
https://www.volatilityshares.com/solt. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Solana ETF (Consolidated)	$177	3.03%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$197,495,232
Number of Holdings	3
Net Advisory Fee	$1,317,661
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
SOL Futures Sep 26	200.0
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	303.2
Reverse Repurchase Agreements	-299.9
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/solt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Solana ETF (Consolidated)	PAGE 1	TSR-SAR-92865J737

2x Stellar ETF (Consolidated)
STLU (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Stellar ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/stlu. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Stellar ETF (Consolidated)	$165	4.36%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,790,116
Number of Holdings	1
Net Advisory Fee	$15,436
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
Lumens Futures Sep 26	200.2
*	Investments reflect the notional value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/stlu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Stellar ETF (Consolidated)	PAGE 1	TSR-SAR-92865J752

2x Sui ETF (Consolidated)
SUIL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x Sui ETF (Consolidated) for the period of May 15, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/suil. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Sui ETF (Consolidated)	$74	3.81%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,321,945
Number of Holdings	3
Net Advisory Fee	$4,439
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
SUI Futures Sep 26	199.1
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	377.4
Reverse Repurchase Agreements	-373.3
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/suil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Sui ETF (Consolidated)	PAGE 1	TSR-SAR-92865J695

2x XRP ETF (Consolidated)
XRPT (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the 2x XRP ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at
https://www.volatilityshares.com/xrpt. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x XRP ETF (Consolidated)	$116	2.50%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$88,213,441
Number of Holdings	3
Net Advisory Fee	$400,474
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME XRP Futures Sep 26	200.0
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	362.0
Reverse Repurchase Agreements	-358.1
**	Investments reflect the market value as a percentage of net assets.
MATERIAL FUND CHANGES
Management Fee initial waiver period ended June 26, 2026, such that the Management Fee became 1.85%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/xrpt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x XRP ETF (Consolidated)	PAGE 1	TSR-SAR-92865J729

Cardano ETF (Consolidated)
CRDD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Cardano ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/crdd. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Cardano ETF (Consolidated)	$59	1.60%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$910,885
Number of Holdings	3
Net Advisory Fee	$4,446
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
ADA Futures Sep 26	100.7
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	131.5
Reverse Repurchase Agreements	-130.0
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/crdd.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Cardano ETF (Consolidated)	PAGE 1	TSR-SAR-92865J836

Chainlink ETF (Consolidated)
CHNL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Chainlink ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/chnl. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Chainlink ETF (Consolidated)	$74	1.52%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$264,589
Number of Holdings	3
Net Advisory Fee	$3,724
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
LINK Futures Sep 26	108.2
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	150.9
Reverse Repurchase Agreements	-149.2
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/chnl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Chainlink ETF (Consolidated)	PAGE 1	TSR-SAR-92865J794

Solana ETF (Consolidated)
SOLZ (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Solana ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at
https://www.volatilityshares.com/solz. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Solana ETF (Consolidated)	$83	1.46%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$120,345,262
Number of Holdings	3
Net Advisory Fee	$482,302
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
SOL Futures Sep 26	100.1
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	124.4
Reverse Repurchase Agreements	-123.0
**	Investments reflect the market value as a percentage of net assets.
MATERIAL FUND CHANGES
Management Fee initial waiver period ended June 30, 2026, such that the Management Fee became 1.15%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/solz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Solana ETF (Consolidated)	PAGE 1	TSR-SAR-92864M822

Stellar ETF (Consolidated)
STLR (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Stellar ETF (Consolidated) for the period of April 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/stlr. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Stellar ETF (Consolidated)	$81	1.90%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,240,316
Number of Holdings	1
Net Advisory Fee	$5,190
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
Lumens Futures Sep 26	101.1
*	Investments reflect the notional value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/stlr.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Stellar ETF (Consolidated)	PAGE 1	TSR-SAR-92865J760

Volatility Premium Plus ETF (Consolidated)
ZVOL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Volatility Premium Plus ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at
https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Volatility Premium Plus ETF (Consolidated)	$74	1.35%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$16,784,238
Number of Holdings	4
Net Advisory Fee	$89,888
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CBOE VIX Futures Dec 26	16.5
CBOE VIX Futures Jan 27	33.2
CBOE VIX Futures Feb 27	34.0
CBOE VIX Futures Mar 27	16.3
*	Investments reflect the notional value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/zvol.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Volatility Premium Plus ETF (Consolidated)	PAGE 1	TSR-SAR-92864M202

XRP ETF (Consolidated)
XRPI (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the XRP ETF (Consolidated) for the period of March 1, 2026, to August 31, 2026. You can find additional information about the Fund at
https://www.volatilityshares.com/xrpi. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
XRP ETF (Consolidated)	$74	1.47%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$107,260,299
Number of Holdings	3
Net Advisory Fee	$511,510
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Exposure*	%
CME XRP Futures Sep 26	100.0
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill	139.5
Reverse Repurchase Agreements	-138.0
**	Investments reflect the market value as a percentage of net assets.
MATERIAL FUND CHANGES
Management Fee initial waiver period ended June 26, 2026, such that the Management Fee became 1.15%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/xrpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
XRP ETF (Consolidated)	PAGE 1	TSR-SAR-92864M780

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VOLATILITY SHARES TRUST
2X AVALANCHE ETF (CONSOLIDATED)
2X BITCOIN ETF (CONSOLIDATED)
2X CARDANO ETF (CONSOLIDATED)
2X CHAINLINK ETF (CONSOLIDATED)
2X ETHER ETF (CONSOLIDATED)
2X SOLANA ETF (CONSOLIDATED)
2X STELLAR ETF (CONSOLIDATED)
2X SUI ETF (CONSOLIDATED)
2X XRP ETF (CONSOLIDATED)
CARDANO ETF (CONSOLIDATED)
CHAINLINK ETF (CONSOLIDATED)
SOLANA ETF (CONSOLIDATED)
STELLAR ETF (CONSOLIDATED)
VOLATILITY PREMIUM PLUS ETF (CONSOLIDATED)
XRP ETF (CONSOLIDATED)
Core Financial Statements
August 31, 2026

2X AVALANCHE ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 409.1%
3.64%, 09/22/2026(a)(b)	$1,800,000	$1,796,175
TOTAL U.S. TREASURY BILLS (Cost $1,796,183)		1,796,175
TOTAL INVESTMENTS - 409.1% (Cost $1,796,183)		$1,796,175
Money Market Deposit Account - 17.9%(c)		78,736
Liabilities in Excess of Other Assets - (327.0)%(d)		(1,435,853)
TOTAL NET ASSETS - 100.0%		$439,058

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $1,796,175.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $347,146 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

1

2X AVALANCHE ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
AVAX Futures Sep 26	24	09/25/2026	$868,800	$(13,461)
Net Unrealized Appreciation (Depreciation)				$(13,461)

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(1,778,120)	$(1,776,654)
				$(1,778,120)	$(1,776,654)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $1,796,175 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

2

2X BITCOIN ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 231.4%
3.64%, 09/22/2026(a)(b)	$2,800,000,000	$2,794,050,308
TOTAL U.S. TREASURY BILLS (Cost $2,794,062,833)		2,794,050,308
TOTAL INVESTMENTS - 231.4% (Cost $2,794,062,833)		$2,794,050,308
Money Market Deposit Account - 43.3%(c)		522,440,082
Liabilities in Excess of Other Assets - (174.7)%(d)		(2,109,056,535)
TOTAL NET ASSETS - 100.0%		$1,207,433,855

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $2,794,050,308.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $617,024,566 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

3

2X BITCOIN ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Bitcoin Sep 26	5,128	09/25/2026	$2,031,841,800	$245,914,896
CME Bitcoin Oct 26	961	10/30/2026	382,790,325	710,057
Net Unrealized Appreciation (Depreciation)				$246,624,953

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(2,765,965,191)	$(2,763,684,000)
				$(2,765,965,191)	$(2,763,684,000)

(a)
All or a portion of the fund’s investment in treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of August 31, 2026, the value pledged was $2,794,050,308.

The accompanying notes are an integral part of these financial statements.

4

2X CARDANO ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 376.9%
3.64%, 09/22/2026(a)(b)	$3,600,000	$3,592,350
TOTAL U.S. TREASURY BILLS (Cost $3,592,366)		3,592,350
TOTAL INVESTMENTS - 376.9% (Cost $3,592,366)		$3,592,350
Money Market Deposit Account - 13.8%(c)		131,486
Liabilities in Excess of Other Assets - (290.7)%(d)		(2,770,750)
TOTAL NET ASSETS - 100.0%		$953,086

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $3,592,350.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $809,919 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

5

2X CARDANO ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
ADA Futures Sep 26	96	09/25/2026	$1,915,200	$(76,423)
Net Unrealized Appreciation (Depreciation)				$(76,423)

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(3,556,241)	$(3,553,308)
				$(3,556,241)	$(3,553,308)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $3,592,350 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

6

2X CHAINLINK ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 354.6%
3.64%, 09/22/2026(a)(b)	$7,000,000	$6,985,126
TOTAL U.S. TREASURY BILLS (Cost $6,985,157)		6,985,126
TOTAL INVESTMENTS - 354.6% (Cost $6,985,157)		$6,985,126
Money Market Deposit Account - 12.6%(c)		247,603
Liabilities in Excess of Other Assets - (267.2)%(d)		(5,263,132)
TOTAL NET ASSETS - 100.0%		$1,969,597

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $6,985,126.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $1,637,904 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

7

2X CHAINLINK ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
LINK Futures Sep 26	69	09/25/2026	$3,950,250	$4,957
Net Unrealized Appreciation (Depreciation)				$4,957

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(6,914,913)	$(6,909,210)
				$(6,914,913)	$(6,909,210)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $6,985,126 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

8

2X ETHER ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 321.8%
3.63%, 09/22/2026(a)(b)	$1,500,000,000	$1,496,812,665
3.64%, 10/20/2026(a)(b)	1,500,000,000	1,492,412,655
3.71%, 11/27/2026(a)(b)	600,000,000	594,579,318
TOTAL U.S. TREASURY BILLS (Cost $3,584,112,920)		3,583,804,638
TOTAL INVESTMENTS - 321.8% (Cost $3,584,112,920)		$3,583,804,638
Money Market Deposit Account - 25.3%(c)		281,492,423
Liabilities in Excess of Other Assets - (247.1)%(d)		(2,751,719,130)
TOTAL NET ASSETS - 100.0%		$1,113,577,931

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $3,583,804,638.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $752,792,865 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

9

2X ETHER ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Ether Futures Sep 26	17,868	09/25/2026	$2,227,246,200	$41,674,889
Net Unrealized Appreciation (Depreciation)				$41,674,889

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(3,534,991,365)	$(3,532,072,500)
				$(3,534,991,365)	$(3,532,072,500)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $3,583,804,638 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

10

2X SOLANA ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 303.2%
3.64%, 09/22/2026(a)(b)	$600,000,000	$598,725,066
TOTAL U.S. TREASURY BILLS (Cost $598,727,750)		598,725,066
TOTAL INVESTMENTS - 303.2% (Cost $598,727,750)		$598,725,066
Money Market Deposit Account - 14.9%(c)		29,518,886
Liabilities in Excess of Other Assets - (218.1)%(d)		(430,748,720)
TOTAL NET ASSETS - 100.0%		$197,495,232

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $598,725,066.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $160,563,741 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

11

2X SOLANA ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
SOL Futures Sep 26	7,603	09/25/2026	$394,975,850	$27,879,193
Net Unrealized Appreciation (Depreciation)				$27,879,193

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(592,706,827)	$(592,218,000)
				$(592,706,827)	$(592,218,000)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $598,725,066 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

12

2X STELLAR ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$—
Money Market Deposit Account - 14.0%(a)	249,890
Other Assets in Excess of Liabilities - 86.0%(b)	1,540,226
TOTAL NET ASSETS - 100.0%	$1,790,116

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(b)	Includes cash of $1,539,929 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

13

2X STELLAR ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Lumens Futures Sep 26	80	09/25/2026	$3,584,000	$(78,301)
Net Unrealized Appreciation (Depreciation)				$(78,301)

The accompanying notes are an integral part of these financial statements.

14

2X SUI ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 377.4%
3.64%, 09/22/2026(a)(b)	$5,000,000	$4,989,376
TOTAL U.S. TREASURY BILLS (Cost $4,989,398)		4,989,376
TOTAL INVESTMENTS - 377.4% (Cost $4,989,398)		$4,989,376
Money Market Deposit Account - 12.4%(c)		164,013
Liabilities in Excess of Other Assets - (289.8)%(d)		(3,831,444)
TOTAL NET ASSETS - 100.0%		$1,321,945

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $4,989,376.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $946,820 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

15

2X SUI ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
SUI Futures Sep 26	72	09/25/2026	$2,631,600	$(56,276)
Net Unrealized Appreciation (Depreciation)				$(56,276)

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(4,939,224)	$(4,935,150)
				$(4,939,224)	$(4,935,150)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $4,989,376 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

16

2X XRP ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 362.0%
3.64%, 09/22/2026(a)(b)	$320,000,000	$319,320,035
TOTAL U.S. TREASURY BILLS (Cost $319,321,466)		319,320,035
TOTAL INVESTMENTS - 362.0% (Cost $319,321,466)		$319,320,035
Money Market Deposit Account - 13.9%(c)		12,280,325
Liabilities in Excess of Other Assets - (275.9)%(d)		(243,386,919)
TOTAL NET ASSETS - 100.0%		$88,213,441

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $319,320,035.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $71,470,896 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

17

2X XRP ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME XRP Futures Sep 26	2,524	09/25/2026	$176,427,600	$(2,096,123)
Net Unrealized Appreciation (Depreciation)				$(2,096,123)

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(316,110,308)	$(315,849,600)
				$(316,110,308)	$(315,849,600)

(a)	All or a portion of the fund’s investment in treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of August 31, 2026, the value pledged was $319,320,035.
The accompanying notes are an integral part of these financial statements.

18

CARDANO ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 131.5%
3.64%, 09/22/2026(a)(b)	$1,200,000	$1,197,450
TOTAL U.S. TREASURY BILLS (Cost $1,197,455)		1,197,450
TOTAL INVESTMENTS - 131.5% (Cost $1,197,455)		$1,197,450
Money Market Deposit Account - 56.7%(c)		516,927
Liabilities in Excess of Other Assets - (88.2)%(d)		(803,492)
TOTAL NET ASSETS - 100.0%		$910,885

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $1,197,450.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $392,689 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

19

CARDANO ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
ADA Futures Sep 26	46	09/25/2026	$917,700	$(35,433)
Net Unrealized Appreciation (Depreciation)				$(35,433)

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(1,185,414)	$(1,184,436)
				$(1,185,414)	$(1,184,436)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $1,197,450 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

20

CHAINLINK ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 150.9%
3.64%, 09/22/2026(a)(b)	$400,000	$399,150
TOTAL U.S. TREASURY BILLS (Cost $399,152)		399,150
TOTAL INVESTMENTS - 150.9% (Cost $399,152)		$399,150
Money Market Deposit Account - 51.9%(c)		137,211
Liabilities in Excess of Other Assets - (102.8)%(d)		(271,772)
TOTAL NET ASSETS - 100.0%		$264,589

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $399,150.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $122,202 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

21

CHAINLINK ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
LINK Futures Sep 26	5	09/25/2026	$286,250	$ 945
Net Unrealized Appreciation (Depreciation)				$945

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(395,138)	$(394,812)
				$(395,138)	$(394,812)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $399,150 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

22

SOLANA ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 124.4%
3.64%, 09/22/2026(a)(b)	$150,000,000	$149,681,266
TOTAL U.S. TREASURY BILLS (Cost $149,681,937)		149,681,266
TOTAL INVESTMENTS - 124.4% (Cost $149,681,937)		$149,681,266
Money Market Deposit Account - 54.7%(c)		65,819,620
Liabilities in Excess of Other Assets - (79.1)%(d)		(95,155,624)
TOTAL NET ASSETS - 100.0%		$120,345,262

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $149,681,266.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $52,537,171 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

23

SOLANA ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
SOL Futures Sep 26	2,318	09/25/2026	$120,420,100	$11,111,547
Net Unrealized Appreciation (Depreciation)				$11,111,547

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(148,176,707)	$(148,054,500)
				$(148,176,707)	$(148,054,500)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $149,681,266 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

24

STELLAR ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$—
Money Market Deposit Account - 56.7%(a)	702,729
Other Assets in Excess of Liabilities - 43.3%(b)	537,587
TOTAL NET ASSETS - 100.0%	$1,240,316

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(b)	Includes cash of $536,280 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

25

STELLAR ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Lumens Futures Sep 26	28	09/25/2026	$1,254,400	$(18,504)
Net Unrealized Appreciation (Depreciation)				$(18,504)

The accompanying notes are an integral part of these financial statements.

26

VOLATILITY PREMIUM PLUS ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$—
Money Market Deposit Account - 79.6%(a)	13,354,046
Other Assets in Excess of Liabilities - 20.4%(b)	3,430,192
TOTAL NET ASSETS - 100.0%	$16,784,238

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(b)	Includes cash of $3,223,083 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

27

VOLATILITY PREMIUM PLUS ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CBOE VIX Futures Dec 26	(144)	12/16/2026	$2,772,000	$243,028
CBOE VIX Futures Jan 27	(273)	01/20/2027	5,568,599	318,491
CBOE VIX Futures Feb 27	(273)	02/17/2027	5,712,525	309,652
CBOE VIX Futures Mar 27	(129)	03/17/2027	2,731,575	69,518
Net Unrealized Appreciation (Depreciation)				$940,689

The accompanying notes are an integral part of these financial statements.

28

XRP ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 139.5%
3.64%, 09/22/2026(a)(b)	$150,000,000	$149,681,267
TOTAL U.S. TREASURY BILLS (Cost $149,681,938)		149,681,267
TOTAL INVESTMENTS - 139.5% (Cost $149,681,938)		$149,681,267
Money Market Deposit Account - 55.4%(c)		59,401,182
Liabilities in Excess of Other Assets - (94.9)%(d)		(101,822,150)
TOTAL NET ASSETS - 100.0%		$107,260,299

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of August 31, 2026 was $149,681,267.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.15%.

(d)	Includes cash of $45,511,132 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

29

XRP ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME XRP Futures Sep 26	1,534	09/25/2026	$107,226,600	$ 23,079
Net Unrealized Appreciation (Depreciation)				$23,079

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
August 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.25%	08/26/2026	09/02/2026	$(148,176,707)	$(148,054,500)
				$(148,176,707)	$(148,054,500)

(a)	As of August 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $149,681,267 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

30

VOLATILITY SHARES TRUST
Statements of Assets and Liabilities
August 31, 2026 (Unaudited)

	2x Avalanche ETF (Consolidated)	2x Bitcoin ETF (Consolidated)	2x Cardano ETF (Consolidated)	2x Chainlink ETF (Consolidated)	2x Ether ETF (Consolidated)
ASSETS:
Investments, at value	$ 1,796,175	$ 2,794,050,308	$ 3,592,350	$ 6,985,126	$ 3,583,804,638
Deposits at broker for other investments	347,146	617,024,566	809,919	1,637,904	752,792,865
Cash - interest bearing deposit account	78,736	522,440,082	131,486	247,603	281,492,423
Interest receivable	88	1,212,012	264	423	783,898
Variation margin on futures contracts	—	42,265,764	—	13,800	41,192,017
Receivable for transaction fee	—	269	—	—	1,095
Total assets	2,222,145	3,976,993,001	4,534,019	8,884,856	4,660,066,936
LIABILITIES:
Reverse repurchase agreements	1,776,654	2,763,684,000	3,553,308	6,909,210	3,532,072,500
Variation margin on futures contracts	4,800	—	24,260	—	—
Interest payable	1,047	1,629,422	2,096	4,074	2,084,904
Payable to Adviser	586	1,553,730	1,269	1,975	1,377,016
Payable for fund shares redeemed	—	2,691,994	—	—	10,954,585
Total liabilities	1,783,087	2,769,559,146	3,580,933	6,915,259	3,546,489,005
NET ASSETS	$439,058	$ 1,207,433,855	$953,086	$ 1,969,597	$1,113,577,931
Net Assets Consist of:
Paid-in capital	$ 1,078,746	$952,858,768	$ 1,499,972	$ 1,479,173	$779,279,013
Total distributable earnings/ (accumulated losses)	(639,688)	254,575,087	(546,886)	490,424	334,298,918
Total net assets	$439,058	$ 1,207,433,855	$953,086	$ 1,969,597	$1,113,577,931
Net assets	$439,058	$ 1,207,433,855	$953,086	$ 1,969,597	$1,113,577,931
Shares issued and outstanding (unlimited shares authorized without par value)	50,000	67,280,000	100,000	70,000	41,677,970
Net asset value per share	$8.78	$17.95	$9.53	$28.14	$26.72
Cost:
Investments, at cost	$ 1,796,183	$ 2,794,062,833	$ 3,592,366	$ 6,985,157	$3,584,112,920

The accompanying notes are an integral part of these financial statements.

31

VOLATILITY SHARES TRUST
Statements of Assets and Liabilities
August 31, 2026 (Unaudited)(Continued)

	2x Solana ETF (Consolidated)	2x Stellar ETF (Consolidated)	2x Sui ETF (Consolidated)	2x XRP ETF (Consolidated)	Cardano ETF (Consolidated)
ASSETS:
Investments, at value	$ 598,725,066	$—	$ 4,989,376	$ 319,320,035	$ 1,197,450
Deposits at broker for other investments	160,563,741	1,539,929	946,820	71,470,896	392,689
Cash - interest bearing deposit account	29,518,886	249,890	164,013	12,280,325	516,927
Variation margin on futures contracts	1,325,356	2,000	—	1,252,983	—
Interest receivable	149,969	471	258	19,624	1,323
Receivable for fund shares sold	—	—	180,276	—	—
Receivable for transaction fee	—	—	18	—	—
Total assets	790,283,018	1,792,290	6,280,761	404,343,863	2,108,389
LIABILITIES:
Reverse repurchase agreements	592,218,000	—	4,935,150	315,849,600	1,184,436
Interest payable	349,162	—	2,910	186,220	699
Payable to Adviser	220,624	2,174	1,761	94,602	869
Variation margin on futures contracts	—	—	18,995	—	11,500
Total liabilities	592,787,786	2,174	4,958,816	316,130,422	1,197,504
NET ASSETS	$ 197,495,232	$1,790,116	$ 1,321,945	$88,213,441	$910,885
Net Assets Consist of:
Paid-in capital	$ 142,184,428	$3,411,684	$ 2,195,304	$97,459,401	$ 1,192,316
Total distributable earnings/ (accumulated losses)	55,310,804	(1,621,568)	(873,359)	(9,245,960)	(281,431)
Total net assets	$ 197,495,232	$1,790,116	$ 1,321,945	$88,213,441	$910,885
Net assets	$ 197,495,232	$1,790,116	$ 1,321,945	$88,213,441	$910,885
Shares issued and outstanding (unlimited shares authorized without par value)	3,275,973	110,000	220,000	2,497,471	60,000
Net asset value per share	$60.29	$16.27	$6.01	$35.32	$15.18
Cost:
Investments, at cost	$ 598,727,750	$—	$ 4,989,398	$ 319,321,466	$ 1,197,455

The accompanying notes are an integral part of these financial statements.

32

VOLATILITY SHARES TRUST
Statements of Assets and Liabilities
August 31, 2026 (Unaudited)(Continued)

	Chainlink ETF (Consolidated)	Solana ETF (Consolidated)	Stellar ETF (Consolidated)	Volatility Premium Plus ETF (Consolidated)	XRP ETF (Consolidated)
ASSETS:
Investments, at value	$ 399,150	$ 149,681,266	$—	$—	$ 149,681,267
Cash - interest bearing deposit account	137,211	65,819,620	702,729	13,354,046	59,401,182
Deposits at broker for other investments	122,202	52,537,171	536,280	3,223,083	45,511,132
Variation margin on futures contracts	1,000	405,414	700	194,010	767,000
Interest receivable	340	139,155	1,712	31,138	132,301
Total assets	659,903	268,582,626	1,241,421	16,802,277	255,492,882
LIABILITIES:
Reverse repurchase agreements	394,812	148,054,500	—	—	148,054,500
Payable to Adviser	269	95,574	1,105	18,039	90,793
Interest payable	233	87,290	—	—	87,290
Total liabilities	395,314	148,237,364	1,105	18,039	148,232,583
NET ASSETS	$ 264,589	$ 120,345,262	$ 1,240,316	$ 16,784,238	$ 107,260,299
Net Assets Consist of:
Paid-in capital	$ 296,093	$97,226,842	$ 1,202,347	$ 19,386,285	$ 108,489,388
Total distributable earnings/ (accumulated losses)	(31,504)	23,118,420	37,969	(2,602,047)	(1,229,089)
Total net assets	$ 264,589	$ 120,345,262	$ 1,240,316	$ 16,784,238	$ 107,260,299
Net assets	$ 264,589	$ 120,345,262	$ 1,240,316	$ 16,784,238	$ 107,260,299
Shares issued and outstanding (unlimited shares authorized without par value)	10,000	11,640,000	60,000	2,140,000	14,180,000
Net asset value per share	$26.46	$10.34	$20.67	$7.84	$7.56
Cost:
Investments, at cost	$ 399,152	$ 149,681,937	$—	$—	$ 149,681,938

The accompanying notes are an integral part of these financial statements.

33

VOLATILITY SHARES TRUST
Statements of Operations
For the Period Ended August 31, 2026 (Unaudited)

	2x Avalanche ETF (Consolidated)(a)	2x Bitcoin ETF (Consolidated)	2x Cardano ETF (Consolidated)(b)	2x Chainlink ETF (Consolidated)(b)	2x Ether ETF (Consolidated)
INVESTMENT INCOME:
Interest income	$3,818	$9,908,738	$8,332	$10,595	$7,740,983
Total investment income	3,818	9,908,738	8,332	10,595	7,740,983
EXPENSES:
Interest expense	3,026	4,118,158	4,872	6,747	4,543,220
Investment advisory fee	2,426	9,388,657	6,341	7,742	7,821,877
Total expenses	5,452	13,506,815	11,213	14,489	12,365,097
NET INVESTMENT LOSS	(1,634)	(3,598,077)	(2,881)	(3,894)	(4,624,114)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(243,000)	—	—	(187,945)
Futures contracts	(622,946)	(38,898,170)	(463,605)	493,736	16,940,802
Other investments	(503)	11,989	(16)	156	68,703
Net realized gain (loss)	(623,449)	(39,129,181)	(463,621)	493,892	16,821,560
Net change in unrealized appreciation (depreciation) on:
Investments	(8)	(387)	(16)	(31)	(226,489)
Futures contracts	(13,461)	347,702,051	(76,423)	4,957	326,654,962
Net change in unrealized appreciation (depreciation)	(13,469)	347,701,664	(76,439)	4,926	326,428,473
Net realized and unrealized gain (loss)	(636,918)	308,572,483	(540,060)	498,818	343,250,033
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (638,552)	$ 304,974,406	$ (542,941)	$ 494,924	$ 338,625,919

(a)	Inception date of the Fund was May 14, 2026.
(b)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

34

VOLATILITY SHARES TRUST
Statements of Operations
For the Period Ended August 31, 2026 (Unaudited)(Continued)

	2x Solana ETF (Consolidated)	2x Stellar ETF (Consolidated)(a)	2x Sui ETF (Consolidated)(b)	2x XRP ETF (Consolidated)	Cardano ETF (Consolidated)(a)
INVESTMENT INCOME:
Interest income	$1,707,430	$28,344	$5,933	$785,882	$9,575
Total investment income	1,707,430	28,344	5,933	785,882	9,575
EXPENSES:
Investment advisory fee	1,317,661	15,436	4,439	608,457	4,446
Interest expense	841,584	20,936	4,694	420,413	1,740
Total expenses	2,159,245	36,372	9,133	1,028,870	6,186
Fee waiver from Adviser	—	—	—	(207,983)	—
Net expenses	2,159,245	36,372	9,133	820,887	6,186
NET INVESTMENT INCOME/(LOSS)	(451,815)	(8,028)	(3,200)	(35,005)	3,389
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2	—	—	(39,938)	—
Futures contracts	21,132,056	(1,527,992)	(811,244)	(12,661,935)	(241,661)
Other investments	2,335	421	(916)	(6,647)	(316)
Net realized gain (loss)	21,134,393	(1,527,571)	(812,160)	(12,708,520)	(241,977)
Net change in unrealized appreciation (depreciation) on:
Investments	90	—	(22)	16,119	(5)
Futures contracts	36,378,721	(78,301)	(56,276)	4,058,039	(35,433)
Net change in unrealized appreciation (depreciation)	36,378,811	(78,301)	(56,298)	4,074,158	(35,438)
Net realized and unrealized gain (loss)	57,513,204	(1,605,872)	(868,458)	(8,634,362)	(277,415)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 57,061,389	$ (1,613,900)	$ (871,658)	$(8,669,367)	$ (274,026)

(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was May 14, 2026.
The accompanying notes are an integral part of these financial statements.

35

VOLATILITY SHARES TRUST
Statements of Operations
For the Period Ended August 31, 2026 (Unaudited)(Continued)

	Chainlink ETF (Consolidated)(a)	Solana ETF (Consolidated)	Stellar ETF (Consolidated)(a)	Volatility Premium Plus ETF (Consolidated)	XRP ETF (Consolidated)
INVESTMENT INCOME:
Interest income	$7,917	$1,221,428	$12,446	$167,711	$1,292,297
Total investment income	7,917	1,221,428	12,446	167,711	1,292,297
EXPENSES:
Investment advisory fee	3,724	566,323	5,190	89,888	584,765
Interest expense	1,205	218,487	3,400	—	233,440
Total expenses	4,929	784,810	8,590	89,888	818,205
Fee waiver from Adviser	—	(66,563)	—	—	(73,255)
Net expenses	4,929	718,247	8,590	89,888	744,950
NET INVESTMENT INCOME	2,988	503,181	3,856	77,823	547,347
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(30,380)	—	—	(11,229)
Futures contracts	(28,719)	10,836,529	63,359	778,556	(4,755,758)
Other investments	5	1,372	(2,495)	49	(3,767)
Net realized gain (loss)	(28,714)	10,807,521	60,864	778,605	(4,770,754)
Net change in unrealized appreciation (depreciation) on:
Investments	(2)	3,154	—	—	4,110
Futures contracts	945	12,831,836	(18,504)	1,313,928	4,093,532
Net change in unrealized appreciation (depreciation)	943	12,834,990	(18,504)	1,313,928	4,097,642
Net realized and unrealized gain (loss)	(27,771)	23,642,511	42,360	2,092,533	(673,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (24,783)	$ 24,145,692	$46,216	$ 2,170,356	$(125,765)

(a)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

36

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets

	2x Avalanche ETF (Consolidated)	2x Bitcoin ETF (Consolidated)		2x Cardano ETF (Consolidated)
	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(1,634)	$(3,598,077)	$(12,217,440)	$(2,881)
Net realized gain (loss)	(623,449)	(39,129,181)	(1,357,119,785)	(463,621)
Net change in unrealized appreciation (depreciation)	(13,469)	347,701,664	535,340,267	(76,439)
Net increase (decrease) in net assets from operations	(638,552)	304,974,406	(833,996,958)	(542,941)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,136)	(6,474,113)	(289,763,464)	(3,945)
From return of capital	—	—	(2,861,682)	—
Total distributions to shareholders	(1,136)	(6,474,113)	(292,625,146)	(3,945)
CAPITAL TRANSACTIONS:
Shares sold	1,339,550	531,017,852	2,436,345,052	1,964,223
Shares redeemed	(260,964)	(524,345,434)	(2,657,003,941)	(464,494)
ETF transaction fees	160	105,536	509,335	243
Net increase (decrease) in net assets from capital transactions	1,078,746	6,777,954	(220,149,554)	1,499,972
NET INCREASE (DECREASE) IN NET ASSETS	439,058	305,278,247	(1,346,771,658)	953,086
NET ASSETS:
Beginning of the period	—	902,155,608	2,248,927,266	—
End of the period	$439,058	$ 1,207,433,855	$902,155,608	$953,086
SHARES TRANSACTIONS
Shares sold	80,000	37,330,000	69,320,000	150,000
Shares redeemed	(30,000)	(33,360,000)	(63,270,000)	(50,000)
Total increase (decrease) in shares outstanding	50,000	3,970,000	6,050,000	100,000

(a)	Inception date of the Fund was May 14, 2026.
(b)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

37

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	2x Chainlink ETF (Consolidated)	2x Ether ETF (Consolidated)
	Period Ended August 31, 2026(a) (Unaudited)	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$(3,894)	$(4,624,114)	$(9,448,452)
Net realized gain (loss)	493,892	16,821,560	(1,554,910,378)
Net change in unrealized appreciation (depreciation)	4,926	326,428,473	(49,126,178)
Net increase (decrease) in net assets from operations	494,924	338,625,919	(1,613,485,008)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,500)	(4,241,662)	—
From return of capital	—	—	(19,143,134)
Total distributions to shareholders	(4,500)	(4,241,662)	(19,143,134)
CAPITAL TRANSACTIONS:
Shares sold	1,768,140	430,763,922	3,706,254,757
Shares redeemed	(289,173)	(381,947,731)	(1,953,309,123)
ETF transaction fees	206	81,271	565,957
Net increase (decrease) in net assets from capital transactions	1,479,173	48,897,462	1,753,511,591
NET INCREASE (DECREASE) IN NET ASSETS	1,969,597	383,281,719	120,883,449
NET ASSETS:
Beginning of the period	—	730,296,212	609,412,763
End of the period	$ 1,969,597	$ 1,113,577,931	$730,296,212
SHARES TRANSACTIONS
Shares sold	80,000	23,160,000	48,697,000(b)
Shares redeemed	(10,000)	(18,440,000)	(22,186,030)(b)
Total increase (decrease) in shares outstanding	70,000	4,720,000	26,510,970(b)

(a)	Inception date of the Fund was March 31, 2026.
(b)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

38

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	2x Solana ETF (Consolidated)		2x Stellar ETF (Consolidated)	2x Sui ETF (Consolidated)
	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)	Period Ended August 31, 2026(b) (Unaudited)	Period Ended August 31, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(451,815)	$(1,935,728)	$(8,028)	$(3,200)
Net realized gain (loss)	21,134,393	(749,121,811)	(1,527,571)	(812,160)
Net change in unrealized appreciation (depreciation)	36,378,811	(8,502,302)	(78,301)	(56,298)
Net increase (decrease) in net assets from operations	57,061,389	(759,559,841)	(1,613,900)	(871,658)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(978,250)	—	(7,668)	(1,701)
From return of capital	—	(2,745,053)	—	—
Total distributions to shareholders	(978,250)	(2,745,053)	(7,668)	(1,701)
CAPITAL TRANSACTIONS:
Shares sold	133,748,201	1,182,973,455	9,533,064	2,481,037
Shares redeemed	(131,165,082)	(282,012,577)	(6,122,946)	(286,010)
ETF transaction fees	26,491	146,499	1,566	277
Net increase (decrease) in net assets from capital transactions	2,609,610	901,107,377	3,411,684	2,195,304
NET INCREASE (DECREASE) IN NET ASSETS	58,692,749	138,802,483	1,790,116	1,321,945
NET ASSETS:
Beginning of the period	138,802,483	—	—	—
End of the period	$197,495,232	$138,802,483	$1,790,116	$ 1,321,945
SHARES TRANSACTIONS
Shares sold	3,180,000	4,460,000(d)	420,000	260,000
Shares redeemed	(2,920,027)	(1,444,000(d)	(310,000)	(40,000)
Total increase (decrease) in shares outstanding	259,973	3,016,000(d)	110,000	220,000

(a)	Inception date of the Fund was March 19, 2025.
(b)	Inception date of the Fund was March 31, 2026.
(c)	Inception date of the Fund was May 14, 2026.
(d)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

39

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	2x XRP ETF (Consolidated)		Cardano ETF (Consolidated)	Chainlink ETF (Consolidated)
	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)	Period Ended August 31, 2026(b) (Unaudited)	Period Ended August 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(35,005)	$172,842	$3,389	$2,988
Net realized gain (loss)	(12,708,520)	(261,133,958)	(241,977)	(28,714)
Net change in unrealized appreciation (depreciation)	4,074,158	(6,171,712)	(35,438)	943
Net increase (decrease) in net assets from operations	(8,669,367)	(267,132,828)	(274,026)	(24,783)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(416,339)	—	(7,405)	(6,721)
From return of capital	—	(990,291)	—	—
Total distributions to shareholders	(416,339)	(990,291)	(7,405)	(6,721)
CAPITAL TRANSACTIONS:
Shares sold	44,448,542	357,492,859	1,192,197	1,205,434
Shares redeemed	(17,783,721)	(18,779,264)	—	(909,553)
ETF transaction fees	6,223	37,627	119	212
Net increase (decrease) in net assets from capital transactions	26,671,044	338,751,222	1,192,316	296,093
NET INCREASE (DECREASE) IN NET ASSETS	17,585,338	70,628,103	910,885	264,589
NET ASSETS:
Beginning of the period	70,628,103	—	—	—
End of the period	$88,213,441	$70,628,103	$910,885	$264,589
SHARES TRANSACTIONS
Shares sold	1,370,000	1,797,000(c)	60,000	60,000
Shares redeemed	(530,029)	(139,500)(c)	—	(50,000)
Total increase (decrease) in shares outstanding	839,971	1,657,500(c)	60,000	10,000

(a)	Inception date of the Fund was May 21, 2025.
(b)	Inception date of the Fund was March 31, 2026.
(c)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

40

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	Solana ETF (Consolidated)		Stellar ETF (Consolidated)
	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)	Period Ended August 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$503,181	$1,191,086	$3,856
Net realized gain (loss)	10,807,521	(136,299,522)	60,864
Net change in unrealized appreciation (depreciation)	12,834,990	(1,724,114)	(18,504)
Net increase (decrease) in net assets from operations	24,145,692	(136,832,550)	46,216
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,020,881)	(652,341)	(8,247)
From return of capital	—	(1,411,911)	—
Total distributions to shareholders	(1,020,881)	(2,064,252)	(8,247)
CAPITAL TRANSACTIONS:
Shares sold	37,660,268	352,426,965	1,202,227
Shares redeemed	(27,211,462)	(126,812,929)	—
ETF transaction fees	6,487	47,924	120
Net increase (decrease) in net assets from capital transactions	10,455,293	225,661,960	1,202,347
NET INCREASE (DECREASE) IN NET ASSETS	33,580,104	86,765,158	1,240,316
NET ASSETS:
Beginning of the period	86,765,158	—	—
End of the period	$ 120,345,262	$86,765,158	$ 1,240,316
SHARES TRANSACTIONS
Shares sold	4,240,000	18,090,000	60,000
Shares redeemed	(3,130,000)	(7,560,000)	—
Total increase (decrease) in shares outstanding	1,110,000	10,530,000	60,000

(a)	Inception date of the Fund was March 19, 2025.
(b)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

41

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	Volatility Premium Plus ETF (Consolidated)		XRP ETF (Consolidated)
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
OPERATIONS:
Net investment income (loss)	$77,823	$266,887	$547,347	$1,371,896
Net realized gain (loss)	778,605	(2,471,860)	(4,770,754)	(131,982,291)
Net change in unrealized appreciation (depreciation)	1,313,928	256,013	4,097,642	(4,075,234)
Net increase (decrease) in net assets from operations	2,170,356	(1,948,960)	(125,765)	(134,685,629)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,772,400)	(205,642)	(1,095,467)	(731,752)
From return of capital	—	(7,180,908)	—	(1,554,081)
Total distributions to shareholders	(4,772,400)	(7,386,550)	(1,095,467)	(2,285,833)
CAPITAL TRANSACTIONS:
Shares sold	6,896,114	3,860,126	20,248,657	279,341,239
Shares redeemed	—	(1,820,732)	(13,409,242)	(40,763,037)
ETF transaction fees	2,068	1,705	3,366	32,010
Net increase (decrease) in net assets from capital transactions	6,898,182	2,041,099	6,842,781	238,610,212
NET INCREASE (DECREASE) IN NET ASSETS	4,296,138	(7,294,411)	5,621,549	101,638,750
NET ASSETS:
Beginning of the period	12,488,100	19,782,511	101,638,750	—
End of the period	$ 16,784,238	$ 12,488,100	$ 107,260,299	$101,638,750
SHARES TRANSACTIONS
Shares sold	840,000	300,000	2,810,000	16,710,000
Shares redeemed	—	(150,000)	(1,850,000)	(3,490,000)
Total increase (decrease) in shares outstanding	840,000	150,000	960,000	13,220,000

(a)	Inception date of the Fund was May 21, 2025.
The accompanying notes are an integral part of these financial statements.

42

2X AVALANCHE ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.66
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(10.81)
Total from investment operations	(10.85)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)
Total distributions	(0.03)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$8.78
Total return(e)	−55.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$439
Ratio of expenses to average net assets(f)	4.16%
Ratio of interest expense to average net assets(f)	2.31%
Ratio of expenses to average net assets excluding interest expense(f)	1.85%
Ratio of net investment income (loss) to average net assets(f)	(1.25)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was May 14, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

2X BITCOIN ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Period Ended February 29, 2024(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$14.25	$39.28	$43.90	$15.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.05)	(0.24)	(0.18)	0.01
Net realized and unrealized gain (loss) on investments(c)	3.85	(18.88)	1.24	28.89
Total from investment operations	3.80	(19.12)	1.06	28.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(5.87)	(5.69)	—
Return of capital	—	(0.05)	—	—
Total distributions	(0.10)	(5.92)	(5.69)	—
ETF transaction fees per share	0.00(d)	0.01	0.01	—
Net asset value, end of period	$17.95	$14.25	$39.28	$43.90
Total return(e)	26.74%	−58.34%	3.74%	192.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,207,434	$902,156	$2,248,927	$552,231
Ratio of expenses to average net assets(f)	2.66%	2.73%	2.35%	1.85%
Ratio of interest expense to average net assets(f)	0.81%	0.88%	0.50%	—%
Ratio of expenses to average net assets excluding interest expense(f)	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets(f)	(0.71)%	(0.56)%	(0.42)%	0.09%
Portfolio turnover rate(e)(g)	—%	—%	—%	—%

(a)	Inception date of the Fund was June 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

2X CARDANO ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.02
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(10.39)
Total from investment operations	(10.43)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$9.53
Total return(e)	−52.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$953
Ratio of expenses to average net assets(f)	3.27%
Ratio of interest expense to average net assets(f)	1.42%
Ratio of expenses to average net assets excluding interest expense(f)	1.85%
Ratio of net investment income (loss) to average net assets(f)	(0.84)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

2X CHAINLINK ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.80
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	8.51
Total from investment operations	8.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)
Total distributions	(0.09)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$28.14
Total return(e)	42.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,970
Ratio of expenses to average net assets(f)	3.46%
Ratio of interest expense to average net assets(f)	1.61%
Ratio of expenses to average net assets excluding interest expense(f)	1.85%
Ratio of net investment income (loss) to average net assets(f)	(0.93)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

2X ETHER ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Year EndedFebruary 28,2026	Period Ended February 28, 2025(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$19.76	$58.33	$303.80
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.11)	(0.46)	0.84
Net realized and unrealized gain (loss) on investments(c)	7.17	(37.37)	(245.36)
Total from investment operations	7.06	(37.83)	(244.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	—	—
Return of capital	—	(0.77)	(1.01)
Total distributions	(0.10)	(0.77)	(1.01)
ETF transaction fees per share	0.00(d)	0.03	0.06
Net asset value, end of period	$26.72	$19.76	$58.33
Total return(e)	35.89%	−65.78%	−80.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,113,578	$730,296	$609,413
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	2.92%	2.97%	2.65%
After expense waiver/recoupment(f)	2.92%	2.84%	1.74%
Ratio of interest expense to average net assets(f)	1.07%	1.12%	0.80%
Ratio of expenses to average net assets excluding interest expense(f)	1.85%	1.72%	0.94%
Ratio of net investment income (loss) to average net assets(f)	(1.09)%	(0.63)%	0.84%
Portfolio turnover rate(e)(g)	—%	—%	—%

(a)	Inception date of the Fund was June 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

47

2X SOLANA ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$46.02	$299.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.13)	(1.73)
Net realized and unrealized gain (loss) on investments(c)	14.68	(249.54)
Total from investment operations	14.55	(251.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	—
Return of capital	—	(1.84)
Total distributions	(0.29)	(1.84)
ETF transaction fees per share	0.01	0.13
Net asset value, end of period	$60.29	$46.02
Total return(d)	31.87%	−84.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$197,495	$138,802
Ratio of expenses to average net assets(e)	3.03%	2.92%
Ratio of interest expense to average net assets(e)	1.18%	1.07%
Ratio of expenses to average net assets excluding interest expense(e)	1.85%	1.85%
Ratio of net investment income (loss) to average net assets(e)	(0.63)%	(0.81)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was March 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

48

2X STELLAR ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.21
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	(3.80)
Total from investment operations	(3.88)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)
Total distributions	(0.08)
ETF transaction fees per share	0.02
Net asset value, end of period	$16.27
Total return(d)	−19.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,790
Ratio of expenses to average net assets(e)	4.36%
Ratio of interest expense to average net assets(e)	2.51%
Ratio of expenses to average net assets excluding interest expense(e)	1.85%
Ratio of net investment income (loss) to average net assets(e)	(0.96)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

2X SUI ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(13.95)
Total from investment operations	(13.98)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$6.01
Total return(e)	−69.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,322
Ratio of expenses to average net assets(f)	3.81%
Ratio of interest expense to average net assets(f)	1.95%
Ratio of expenses to average net assets excluding interest expense(f)	1.85%
Ratio of net investment income (loss) to average net assets(f)	(1.33)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was May 14, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

2X XRP ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$42.61	$300.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.28
Net realized and unrealized gain (loss) on investments(c)	(7.05)	(256.34)
Total from investment operations	(7.07)	(256.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	—
Return of capital	—	(1.39)
Total distributions	(0.22)	(1.39)
ETF transaction fees per share	0.00(d)	0.06
Net asset value, end of period	$35.32	$42.61
Total return(e)	−16.58%	−85.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88,213	$70,628
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	3.13%	3.13%
After expense waiver/recoupment(f)	2.50%	2.22%
Ratio of interest expense to average net assets(f)	1.28%	1.28%
Ratio of expenses to average net assets excluding interest expense(f)	1.22%	0.94%
Ratio of net investment income (loss) to average net assets(f)	(0.11)%	0.23%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was May 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

51

CARDANO ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	(4.53)
Total from investment operations	(4.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)
Total distributions	(0.13)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$15.18
Total return(e)	−22.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$911
Ratio of expenses to average net assets(f)	1.60%
Ratio of interest expense to average net assets(f)	0.45%
Ratio of expenses to average net assets excluding interest expense(f)	1.15%
Ratio of net investment income (loss) to average net assets(f)	0.88%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

CHAINLINK ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.24
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	6.36
Total from investment operations	6.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)
Total distributions	(0.23)
ETF transaction fees per share	0.01
Net asset value, end of period	$26.46
Total return(d)	32.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$265
Ratio of expenses to average net assets(e)	1.52%
Ratio of interest expense to average net assets(e)	0.37%
Ratio of expenses to average net assets excluding interest expense(e)	1.15%
Ratio of net investment income (loss) to average net assets(e)	0.92%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

53

SOLANA ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$8.24	$15.28
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.20
Net realized and unrealized gain (loss) on investments(c)	2.15	(6.98)
Total from investment operations	2.19	(6.78)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.09)
Return of capital	—	(0.18)
Total distributions	(0.09)	(0.27)
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$10.34	$8.24
Total return(e)	26.80%	−45.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$120,345	$86,765
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.59%	1.63%
After expense waiver/recoupment(f)	1.46%	1.43%
Ratio of interest expense to average net assets(f)	0.44%	0.48%
Ratio of expenses to average net assets excluding interest expense(f)	1.02%	0.95%
Ratio of net investment income (loss) to average net assets(f)	1.02%	1.25%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was March 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

STELLAR ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.21
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	0.54
Total from investment operations	0.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$20.67
Total return(e)	3.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,240
Ratio of expenses to average net assets(f)	1.90%
Ratio of interest expense to average net assets(f)	0.75%
Ratio of expenses to average net assets excluding interest expense(f)	1.15%
Ratio of net investment income (loss) to average net assets(f)	0.85%
Portfolio turnover rate(e)(g)	–%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

VOLATILITY PREMIUM PLUS ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Period Ended February 29, 2024(a)
		2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$9.61	$17.20	$23.36	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.21	0.39	0.23
Net realized and unrealized gain (loss) on investments(c)	1.09	(1.98)	(0.74)	9.22
Total from investment operations	1.14	(1.77)	(0.35)	9.45
LESS DISTRIBUTIONS FROM:
Net investment income	(2.91)	(0.16)	(1.67)	(1.09)
Return of capital	—	(5.66)	(4.15)	—
Total distributions	(2.91)	(5.82)	(5.82)	(1.09)
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$7.84	$9.61	$17.20	$23.36
Total return(e)	16.34%	−9.55%	−2.90%	63.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,784	$12,488	$19,783	$4,905
Ratio of expenses to average net assets(f)	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	1.17%	1.72%	1.95%	1.29%
Portfolio turnover rate(e)(g)	—%	—%	—%	—%

(a)	Inception date of the Fund was April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

56

XRP ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$7.69	$15.59
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.14
Net realized and unrealized gain (loss) on investments(c)	(0.09)	(7.83)
Total from investment operations	(0.05)	(7.69)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.07)
Return of capital	—	(0.14)
Total distributions	(0.08)	(0.21)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$7.56	$7.69
Total return(e)	−0.56%	−49.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,260	$101,639
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.61%	1.67%
After expense waiver/recoupment(f)	1.47%	1.46%
Ratio of interest expense to average net assets(f)	0.46%	0.52%
Ratio of expenses to average net assets excluding interest expense(f)	1.01%	0.94%
Ratio of net investment income (loss) to average net assets(f)	1.08%	1.36%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was May 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

57

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Volatility Shares Trust (the “Trust”) is a Delaware statutory trust formed on August 20, 2021 and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust has fifteen separate series (each, a “Fund” and together the “Funds”) as of August 31, 2026:
2x Avalanche ETF (Consolidated)
2x Bitcoin ETF (Consolidated)
2x Cardano ETF (Consolidated)
2x Chainlink ETF (Consolidated)
2x Ether ETF (Consolidated)
2x Solana ETF (Consolidated)
2x Stellar ETF (Consolidated)
2x Sui ETF (Consolidated)
2x XRP ETF (Consolidated)
Cardano ETF (Consolidated)
Chainlink ETF (Consolidated)
Solana ETF (Consolidated)
Stellar ETF (Consolidated)
Volatility Premium Plus ETF (Consolidated)
XRP ETF (Consolidated)
Because the Funds are investment companies, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services-Investment Companies.
Volatility Shares LLC (the “Adviser”), a Delaware limited liability company, serves as the Trust’s investment adviser pursuant to an investment management agreement with the Trust (the “Investment Advisory Agreement”) and is registered with the SEC. The Adviser was formed for the purpose of sponsoring and advising exchange traded funds (or “ETFs”).
2x Avalanche ETF (Consolidated) (“AVAZ”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of avalanche (“AVAX”) for a single day, not for any other period. AVAZ seeks to achieve its investment objective by investing its assets principally in cash settled AVAX futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“AVAX Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in AVAX Futures Contracts (“Collateral Investments”). AVAZ also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which AVAZ may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other AVAX-linked exchange traded investment products not registered under the 1940 Act (“AVAX-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, bitcoin, AVAX-Linked ETPs, AVAX Futures Contracts, or AVAX-related indexes. AVAZ does not invest directly in AVAX. Instead, the Fund seeks to benefit from increases in the price of AVAX Futures Contracts for a single day.
2x Bitcoin ETF (Consolidated) (“BITX”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of bitcoin (“Bitcoin”) for a single day, not for any other period. BITX seeks to achieve its investment objective by investing its assets principally in cash settled Bitcoin futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). BITX also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which BITX may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap

58

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
agreement transactions that reference Other Investment Companies, bitcoin, Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes. BITX does not invest directly in Bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.
2x Cardano ETF (CRDX) seeks daily investment results corresponding to two times (2x) the performance of Cardano (“ADA”) for a single day, not any other period. CRDX seeks to achieve its investment objective by investing its assets principally in cash settled ADA futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“ADA Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in ADA Futures Contracts (“Collateral Investments”). CRDX also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which CRDX may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other ADA-linked exchange traded investment products not registered under the 1940 Act (“ADA-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Cardano, ADA-Linked ETPs, ADA Futures Contracts, or ADA-related indexes. CRDX does not invest directly in ADA. Instead, the Fund seeks to benefit from increases in the price of ADA Futures Contracts for a single day.
2x Chainlink ETF (Consolidated) (“CHNU”) seeks daily investment results corresponding to two times (2x) the performance of chainlink (“LINK”) for a single day, not any other period. CHNU seeks to achieve its investment objective by investing its assets principally in cash settled LINK futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“LINK Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in LINK Futures Contracts (“Collateral Investments”). CHNU also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which CHNU may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other LINK-linked exchange traded investment products not registered under the 1940 Act (“LINK-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Chainlink, LINK-Linked ETPs, LINK Futures Contracts, or LINK-related indexes. CHNU does not invest directly in LINK. Instead, the Fund seeks to benefit from increases in the price of LINK Futures Contracts for a single day.
2x Ether ETF (Consolidated) (“ETHU”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of ether for a single day, not for any other period. ETHU seeks to achieve its investment objective by investing its assets principally in cash-settled ether futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“Ether Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Ether Futures Contracts (“Collateral Investments”). ETHU also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which ETHU may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; and swap agreement transactions that reference Other Investment Companies, ether, Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”). ETHU does not invest directly in ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”).
2x Solana ETF (Consolidated) (“SOLT”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of Solana for a single day, not for any other period. SOLT seeks to achieve its investment objective by investing its assets principally in cash settled Solana futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“Solana Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Solana Futures Contracts(“Collateral Investments”). SOLT also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which SOLT may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Solana-linked exchange traded investment products not registered under the 1940 Act (“Solana-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies,

59

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Solana, Solana-Linked ETPs, Solana Futures Contracts, or Solana-related indexes. SOLT does not invest directly in Solana. Instead, the Fund seeks to benefit from increases in the price of Solana Futures Contracts for a single day.
2x Stellar ETF (Consolidated) (“STLU”) seeks daily investment results corresponding to two times (2x) the performance of stellar lumens (“XLM”) for a single day, not any other period. STLU seeks to achieve its investment objective by investing its assets principally in cash settled XLM futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“XLM Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XLM Futures Contracts (“Collateral Investments”). STLU also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which STLU may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other XLM-linked exchange traded investment products not registered under the 1940 Act (“XLM-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Stellar, XLM-Linked ETPs, XLM Futures Contracts, or XLM-related indexes. STLU does not invest directly in XLM. Instead, the Fund seeks to benefit from increases in the price of XLM Futures Contracts for a single day.
2x Sui ETF (Consolidated) (“SUIL”) seeks daily investment results corresponding to two times (2x) the performance of Sui (“SUI”) for a single day, not any other period. SUIL seeks to achieve its investment objective by investing its assets principally in cash settled SUI futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“SUI Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in SUI Futures Contracts (“Collateral Investments”). SUIL also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which SUIL may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other SUI-linked exchange traded investment products not registered under the 1940 Act (“SUI-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Sui, SUI-Linked ETPs, SUI Futures Contracts, or SUI-related indexes. SUIL does not invest directly in SUI. Instead, the Fund seeks to benefit from increases in the price of SUI Futures Contracts for a single day.
2x XRP ETF (Consolidated) (“XRPT”) seeks daily investment results before fees and expenses, that correspond to two times (2x) the return of XRP for a single day, not for any other period. XRPT seeks to achieve its investment objective by investing its assets principally in cash settled XRP futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“XRP Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). XRPT also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which XRPT may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other XRP-linked exchange traded investment products not registered under the 1940 Act(“XRP-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-related indexes. XRPT does not invest directly in XRP. Instead the Fund seeks to benefit from increases in the price of XRP Futures Contracts for a single day.
Cardano ETF (Consolidated) (“CRDD”) seeks long-term capital appreciation. CRDD seeks to achieve its investment objective by investing its assets principally in cash settled ADA futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“ADA Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in ADA Futures Contracts (“Collateral Investments”). CRDD also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which CRDD may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other ADA-linked exchange traded investment products not registered under the 1940 Act (“ADA-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, ADA, ADA-Linked ETPs, ADA Futures Contracts, or ADA-related indexes. CRDD does not invest directly in ADA. Instead, the Fund seeks to benefit from increases in the price of ADA Futures Contracts.

60

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Chainlink ETF (Consolidated) (“CHNL”) seeks long-term capital appreciation. CHNL seeks to achieve its investment objective by investing its assets principally in cash settled LINK futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“LINK Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in LINK Futures Contracts (“Collateral Investments”). CHNL also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which CHNL may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other LINK-linked exchange traded investment products not registered under the 1940 Act (“LINK-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, LINK, LINK-Linked ETPs, LINK Futures Contracts, or LINK-related indexes. CHNL does not invest directly in LINK. Instead, the Fund seeks to benefit from increases in the price of LINK Futures Contracts.
Solana ETF (Consolidated) (“SOLZ”) seeks long-term capital appreciation. SOLZ seeks to achieve its investment objective by investing its assets principally in cash settled Solana futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“Solana Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Solana Futures Contracts (“Collateral Investments”). SOLZ also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which SOLZ may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Solana-linked exchange traded investment products not registered under the 1940 Act (“Solana-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Solana, Solana-Linked ETPs, Solana Futures Contracts, or Solana-related indexes. SOLZ does not invest directly in Solana. Instead, the Fund seeks to benefit from increases in the price of Solana Futures Contracts.
Stellar ETF (Consolidated) (“STLR”) seeks long-term capital appreciation. STLR seeks to achieve its investment objective by investing its assets principally in cash settled XLM futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“XLM Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XLM Futures Contracts (“Collateral Investments”). STLR also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which STLR may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other XLM-linked exchange traded investment products not registered under the 1940 Act (“XLM-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, XLM, XLM-Linked ETPs, XLM Futures Contracts, or XLM-related indexes. STLR does not invest directly in XLM. Instead, the Fund seeks to benefit from increases in the price of XLM Futures Contracts.
Volatility Premium Plus ETF (Consolidated) (“ZVOL”) seeks total return. ZVOL seeks to achieve its investment objective by investing its assets in short positions on futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), other Financial Instruments (as defined above), other VIX-related ETFs registered under the 1940 Act, ETPs not registered under the 1940 Act, and cash, cash-like instruments or high-quality securities that serve as collateral to ZVOL’s investments in VIX Futures Contracts. Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts.
XRP ETF (Consolidated) (“XRPI”) seeks long-term capital appreciation. XRPI seeks to achieve its investment objective by investing its assets principally in cash settled XRP futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“XRP Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). XRPI also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which XRPI may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other XRP-linked exchange traded investment products not registered under the 1940 Act (“XRP-Linked ETPs”); and swap agreement transactions that reference Other Investment

61

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Companies, XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-related indexes. XRPI does not invest directly in XRP. Instead, the Fund seeks to benefit from increases in the price of XRP Futures Contracts.
On March 19, 2025, the Trust’s Board approved a one-for-twenty reverse share split for the 2x Ether ETF, effective at the market open on April 9, 2025. On April 9, 2025, shareholders were deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on April 8, 2025. The reverse share split did not change the total value of shareholders’ investments in the Fund. The reverse share split has been retroactively adjusted in the financial statements. On February 19, 2026, the Trust’s Board approved one-for-twenty reverse share splits for each of the 2x Solana ETF and the 2x XRP ETF, effective at the market open on February 27, 2026. On February 27, 2026, shareholders were deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on February 26, 2026. The reverse share splits did not change the total value of shareholders’ investments in the Funds. The reverse share splits have been retroactively adjusted in the financial statements.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a)
Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Volatility under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of the Volatility does not represent fair value; or d) the Fund or Volatility believes the market price is stale.

Short-term investments are valued at amortized cost which approximates fair value for daily NAV purposes. For financial reporting purposes, short-term investments are valued at their market price using information provided by a third-party pricing service or market quotations. In each of these situations, valuations are typically categorized as Level I in the fair value hierarchy.
The Funds’ investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.
Futures contracts shall be valued by using readily available market quotations provided by a pricing service. Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then

62

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
options shall be valued at the mean price. Derivatives valued in Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a pricing service. Prices for other derivatives for which no exchange price is available will be provided by a pricing service, a Valuation Vendor or a broker quote.
In certain circumstances (e.g., if the Adviser believes market quotations do not accurately reflect the fair value of a Fund’s investment, or a trading halt closes an exchange or market early), the Adviser may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. Such fair value prices would generally be determined based on available inputs about the current value of the underlying VIX futures contract and would be based on principles that the Adviser deems fair and equitable.
The Funds may use a variety of money market instruments. Money market instruments generally will be valued using market prices or at amortized cost.
Fair value pricing may require subjective determinations about the value of an investment. While the Funds’ policies are intended to result in a calculation of its respective Fund’s NAV that fairly reflects investment values as of the time of pricing, such Fund cannot ensure that fair values determined by the Adviser or persons acting at their direction would accurately reflect the price that a Fund could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by such Fund may differ from the value that would be realized if the investments were sold, and the differences could be material to the financial statements.
(b)
Reverse Repurchase Agreements – The Funds may enter into Reverse Repurchase Agreements as part of their investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be to the Funds’ advantage to do so. The Funds will segregate with their custodian bank cash or liquid instruments equal in value to the Funds’ obligations with respect to reverse repurchase agreements. Interest expense related to reverse repurchase agreements is reflected on the Consolidated Statement of Operations as “Interest expense.” The outstanding reverse repurchase agreements entered into by the Funds as of August 31, 2026, are reflected in the Schedules of Reverse Repurchase Agreements under the Consolidated Schedules of Investments.

(c)
Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were invested in futures contracts as of the period ended August 31, 2026.

(d)
Risks of Futures Contracts, Options on Futures Contracts, Short Positions, and Swaps – The risks inherent in the use of options, futures contracts, options on futures contracts, short positions, and swaps 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures

63

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts, short positions, and swaps. The Funds were not invested in any type of options during the period ended August 31, 2026.
(e)
Basis for Consolidation – 2x Avalanche ETF Cayman Ltd., 2x Bitcoin ETF Cayman Ltd., 2x Cardano ETF Cayman Ltd., 2x Chainlink ETF Cayman Ltd., 2x Ether ETF Cayman Ltd., 2x Solana ETF Cayman Ltd., 2x Stellar ETF Cayman Ltd., 2x Sui ETF Cayman Ltd., 2x XRP ETF Cayman Ltd., Cardano ETF Cayman Ltd., Chainlink ETF Cayman Ltd., Solana ETF Cayman Ltd., Stellar ETF Cayman Ltd., Volatility Premium Plus ETF Cayman Ltd., and XRP ETF Cayman Ltd., (together, the “Cayman Subsidiaries”), are organized under the laws of the Cayman Islands, are wholly owned, and controlled by each corresponding Fund. The Cayman Subsidiaries act as investment vehicles to facilitate entering into certain investments for the Funds, consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. The accompanying Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights of the Funds include the Cayman Subsidiaries. The table below represents the Funds’ ownership of all issued shares and voting rights of the Cayman subsidiaries as of August 31, 2026. All intercompany balances, revenues, and expenses have been eliminated.

Fund	Cayman Subsidiary	Percentage of Net Assets of the Fund
2x Avalanche ETF (Consolidated)	2x Avalanche ETF Cayman Ltd.	78.0%
2x Bitcoin ETF (Consolidated)	2x Bitcoin ETF Cayman Ltd.	54.7%
2x Cardano ETF (Consolidated)	2x Cardano ETF Cayman Ltd.	82.4%
2x Chainlink ETF (Consolidated)	2x Chainlink ETF Cayman Ltd.	83.9%
2x Ether ETF (Consolidated)	2x Ether ETF Cayman Ltd.	71.4%
2x Solana ETF (Consolidated)	2x Solana ETF Cayman Ltd.	82.0%
2x Stellar ETF (Consolidated)	2x Stellar ETF Cayman Ltd.	86.2%
2x Sui ETF (Consolidated)	2x Sui ETF Cayman Ltd.	70.2%
2x XRP ETF (Consolidated)	2x XRP ETF Cayman Ltd.	82.5%
Cardano ETF (Consolidated)	Cardano ETF Cayman Ltd.	41.9%
Chainlink ETF (Consolidated)	Chainlink ETF Cayman Ltd.	46.6%
Solana ETF (Consolidated)	Solana ETF Cayman Ltd.	44.0%
Stellar ETF (Consolidated)	Stellar ETF Cayman Ltd.	50.9%
Volatility Premium Plus ETF (Consolidated)	Volatility Premium Plus ETF Cayman Ltd.	20.4%
XRP ETF (Consolidated)	XRP ETF Cayman Ltd.	43.2%

(f)
Risks of Investing Commodity – Linked Derivatives – 2x Avalanche ETF (Consolidated), 2x Bitcoin ETF (Consolidated), 2x Cardano ETF (Consolidated), 2x Chainlink ETF (Consolidated), 2x Ether ETF (Consolidated), 2x Solana ETF (Consolidated), 2x Stellar ETF (Consolidated), 2x Sui ETF (Consolidated), 2x XRP ETF (Consolidated), Cardano ETF (Consolidated), Chainlink ETF (Consolidated), Solana ETF (Consolidated), Stellar ETF (Consolidated), Volatility Premium Plus ETF (Consolidated), and XRP ETF (Consolidated) through its investment in its respective Cayman Subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), or a commodity interest (such as a commodity futures contract or commodity index, or

64

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
some other readily measurable economic variable.) The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Each Fund held commodity-linked derivatives during the period ended August 31, 2026.
(g)
Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized appreciation (depreciation) on open contracts is reflected in the Statements of Financial Condition and changes in the unrealized appreciation (depreciation) between periods are reflected in the Statements of Operations.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount, and is reflected as Interest Income in the Statement of Operations.
(h)
Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds. The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended August 31, 2026.

(i)
Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.

(j)
Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

(k)
Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

(l)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

65

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.
(m)
Recently adopted accounting pronouncements – In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09 (“ASU2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. The amendments should be applied retrospectively for all prior periods presented in the consolidated financial statements. The Trust adopted this standard in the Annual Report on Form N-CSR for the year ended February 28, 2026, which did not materially impact the financial statements.

(n)
Segment Reporting: The Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a Chief Operating Decision Maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Treasurer (principal financial officer) acts as the Funds’ CODM and has concluded that each Fund is deemed to be an individual reporting segment. The CODM monitors the operating results of the Trust as a whole and each of the Funds’ long-term strategic asset allocation is guided by its investment objective and principal investment strategies as described in their individual prospectuses and executed by Volatility Shares LLC. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

NOTE 3 – INCOME TAX AND DISTRIBUTION INFORMATION
At February 28, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	2x Bitcoin ETF (Consolidated)	2x Ether ETF (Consolidated)	2x Solana ETF (Consolidated)	2x XRP ETF (Consolidated)	Solana ETF (Consolidated)	Volatility Premium Plus ETF (Consolidated)	XRP ETF (Consolidated)
Tax Cost	$ 2,096,640,000	$ 2,188,949,700	$479,232,000	$257,920,325	$119,388,850	$—	$149,236,062
Gross unrealized appreciation	—	—	—	—	—	—	—
Gross unrealized depreciation	(12,138)	(81,793)	(2,774)	(17,550)	(3,825)	—	(4,781)
Net unrealized appreciation (depreciation)	(12,138)	(81,793)	(2,774)	(17,550)	(3,825)	—	(4,781)
Undistributed ordinary income	—	—	—	—	—	—	—
Undistributed long-term capital gains	—	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—	—
Other accumulated gains/(losses)	(43,913,068)	(3,546)	(769,561)	(142,704)	(2,566)	(3)	(3,076)
Total distributable earnings (accumulated loss)	$(43,925,206)	$(85,339)	$(772,335)	$(160,254)	$(6,391)	$(3)	$(7,857)

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VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At February 28, 2026, the following Funds had available for federal tax purposes an unused capital loss carryforward balance of:

	Capital Loss Carryforward
	Short Term	Long Term	Utilized
2x Bitcoin ETF (Consolidated)	$ (38,957,832)	$ —	$ —
2x Ether ETF (Consolidated)	(3,546)	—	—
2x Solana ETF (Consolidated)	(77,594)	—	—
2x XRP ETF (Consolidated)	(5,831)	—	—
Solana ETF (Consolidated)	(2,566)	—	—
Volatility Premium Plus ETF (Consolidated)	(3)	—	—
XRP ETF (Consolidated)	(3,076)	—	—

Certain capital and late-year ordinary losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended February 28, 2026, 2x Bitcoin ETF deferred $4,955,236 in post-October late-year losses, 2x Solana ETF deferred $691,967 in post-October late-year losses, and 2x XRP ETF deferred $136,873 in post-October late-year losses.
The Funds’ distributions are generally taxable. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. In addition, the Fund may make distributions that represent a return of capital for tax purposes and will generally not be taxable to the shareholder.
The Funds also expect to gain exposure to select indexes by investing a portion of their respective assets in wholly owned subsidiaries of the Funds. In order to qualify as a regulated investment company for purposes of federal income tax treatment under the Internal Revenue Code of 1986, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each Funds’ fiscal quarter ends.
Distributions made by the Funds will generally be taxable as ordinary income, returns of capital, or capital gains. A sale of Shares may result in capital gain or loss.
Furthermore, the Funds seek to achieve their intended exposure to selected indexes by investing a portion of their net assets in their own respective subsidiary of the Fund, organized under the laws of the Cayman Islands.
The tax character of distributions paid during the period ended August 31, 2026 and the year ended February 28, 2026, are presented in the following tables. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Ordinary Income	Period Ended August 31, 2026 Distributions Paid From Long Term Capital Gains	Return of Capital
2x Avalanche ETF (Consolidated)(a)	$1,136	$ —	$—
2x Bitcoin ETF (Consolidated)	6,474,113	—	—
2x Cardano ETF (Consolidated)(b)	3,945	—	—
2x Chainlink ETF (Consolidated)(b)	4,500	—	—
2x Ether ETF (Consolidated)	4,241,662	—	—
2x Solana ETF (Consolidated)	978,250	—	—
2x Stellar ETF (Consolidated)(b)	7,668	—	—
2x Sui ETF (Consolidated)(a)	1,701	—	—
2x XRP ETF (Consolidated)	416,339	—	—
Cardano ETF (Consolidated)(b)	7,405	—	—
Chainlink ETF (Consolidated)(b)	6,721	—	—
Solana ETF (Consolidated)	1,020,881	—	—
Stellar ETF (Consolidated)(b)	8,247	—	—

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VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)

	Ordinary Income	Period Ended August 31, 2026 Distributions Paid From Long Term Capital Gains	Return of Capital
Volatility Premium Plus ETF (Consolidated)	$4,772,400	$ —	$—
XRP ETF (Consolidated)	1,095,467	—	—

(a)	Commenced operations May 14, 2026
(b)	Commenced operations March 31, 2026

	Ordinary Income	Period Ended February 28, 2026 Distributions Paid From Long Term Capital Gains	Return of Capital
2x Bitcoin ETF (Consolidated)	$ 289,763,464	$ —	$2,861,682
2x Ether ETF (Consolidated)	—	—	19,143,134
2x Solana ETF (Consolidated)	—	—	2,745,053
2x XRP ETF (Consolidated)	—	—	990,291
Solana ETF (Consolidated)(a)	652,341	—	1,411,911
Volatility Premium Plus ETF (Consolidated)	205,642	—	7,180,908
XRP ETF (Consolidated)(b)	731,752	—	1,554,081

(a)	Commenced operations March 19, 2025
(b)	Commenced operations May 21, 2025
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2026, open U.S. Federal and state income tax years include the tax years ended February 28, 2026, February 28, 2025, and February 29, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
NOTE 4 – CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Number of shares per creation Unit
2x Avalanche ETF	10,000 shares
2x Bitcoin ETF	10,000 shares
2x Cardano ETF	10,000 shares
2x Chainlink ETF	10,000 shares
2x Ether ETF	10,000 shares
2x Solana ETF	10,000 shares
2x Stellar ETF	10,000 shares
2x Sui ETF	10,000 shares
2x XRP ETF	10,000 shares
Cardano ETF	10,000 shares
Chainlink ETF	10,000 shares
Solana ETF	10,000 shares
Stellar ETF	10,000 shares
Volatility Premium Plus ETF	10,000 shares
XRP ETF	10,000 shares

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VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Creation Units of the Funds are issued and redeemed in cash. An authorized participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Trust, on behalf of a Fund, or one of the Fund’s service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Only Authorized Participants may transact with the Funds when purchasing or redeeming shares of a Fund in Creation Units. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets,
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed in cash and is paid to the Fund. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.
NOTE 5 – INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended August 31, 2026. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps, and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps, and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
2x Avalanche ETF	$—	$—	$—	$—
2x Bitcoin ETF	—	—	—	—
2x Cardano ETF	—	—	—	—
2x Chainlink ETF	—	—	—	—
2x Ether ETF	—	—	—	—
2x Solana ETF	—	—	—	—
2x Stellar ETF	—	—	—	—
2x Sui ETF	—	—	—	—
2x XRP ETF	—	—	—	—
Cardano ETF	—	—	—	—
Chainlink ETF	—	—	—	—
Solana ETF	—	—	—	—
Stellar ETF	—	—	—	—
Volatility Premium Plus ETF	—	—	—	—
XRP ETF	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended August 31, 2026.
NOTE 6 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management Fee
2x Avalanche ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Bitcoin ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Cardano ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Chainlink ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Ether ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser contracted, through June 4, 2025, to waive its fees and/or pay

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
2x Ether ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) not exceed 0.94%. The Adviser voluntarily continued to waive fees at those levels through June 30, 2025. 2x Solana ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Stellar ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Sui ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x XRP ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser contracted, through May 22, 2026, to waive its fees and/or pay 2x XRP ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) not exceed 0.94%. The Adviser voluntarily continued to waive fees at those levels through June 30, 2026. Cardano ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Chainlink ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Solana ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser contracted, through June 30, 2026, to waive its fees and/or pay Solana ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) not exceed 0.95%. Stellar ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Volatility Premium Plus ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.35% per annum of its average daily net assets. XRP ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser contracted, through May 22, 2026, to waive its fees and/or pay XRP ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) not exceed 0.94%. The Adviser voluntarily continued to waive fees at those levels through June 30, 2026. “Average daily net assets” is calculated by dividing the month-end net assets of each Fund by the number of calendar days in such month.
No other management fee is paid by the Funds. The management fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Adviser pays directly.
Non-Recurring Fees and Expenses
Each Fund pays all its non-recurring and unusual fees and expenses, if any, as determined by the Adviser. Non-recurring and unusual fees and expenses are fees and expenses that are unexpected or unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Funds.
The Administrator, Transfer Agent, and Custodian
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Funds fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements.
U.S. Bank National Association, a subsidiary of U.S. Bancorp and parent company of Fund Services, serves as the Fund’s custodian pursuant to a custody agreement.
The Marketing Agent
Foreside Fund Services, LLC (the “Marketing Agent”) serves as the Marketing Agent of the Funds. Its principal duties are: (i) to work with the Transfer Agent to review and approve orders placed by Authorized Participants and transmitted to the Transfer Agent; (ii) maintain copies of confirmations of Creation Unit creation and redemption order acceptances; (iii) maintain telephonic, facsimile and/or access to direct computer communications links with the Transfer Agent; and (iv) review and approve, prior to use, all Trust marketing materials for compliance with applicable SEC and FINRA advertising rules.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
The Marketing Agent retains all marketing materials separately for the Funds, at their offices located at Three Canal Plaza, Suite 100 Portland, Maine 04101.
NOTE 7 – FAIR VALUE MEASUREMENTS
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The disclosure requirements establish a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs); and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the disclosure requirements hierarchy are as follows:
Level I –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II –
Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III –	Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.
Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following tables summarize the valuation of investments on August 31, 2026 using the fair value hierarchy:
2x Avalanche ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,796,175	$—	$1,796,175
Total Investments	$—	$1,796,175	$—	$1,796,175
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(1,776,654)	$—	$(1,776,654)
Futures Contracts*	(13,461)	—	—	(13,461)
Total Other Financial Instruments	$(13,461)	$(1,776,654)	$—	$(1,790,115)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

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VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
2x Bitcoin ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,794,050,308	$—	$2,794,050,308
Total Investments	$—	$2,794,050,308	$—	$2,794,050,308
Other Financial Instruments:
Futures Contracts*	$246,624,953	$—	$—	$246,624,953
Total Other Financial Instruments	$246,624,953	$—	$—	$246,624,953
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(2,763,684,000)	$—	$(2,763,684,000)
Total Other Financial Instruments	$—	$(2,763,684,000)	$—	$(2,763,684,000)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
2x Cardano ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,592,350	$—	$3,592,350
Total Investments	$—	$3,592,350	$—	$3,592,350
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(3,553,308)	$—	$(3,553,308)
Futures Contracts*	(76,423)	—	—	(76,423)
Total Other Financial Instruments	$(76,423)	$(3,553,308)	$—	$(3,629,731)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
2x Chainlink ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$6,985,126	$—	$6,985,126
Total Investments	$—	$6,985,126	$—	$6,985,126
Other Financial Instruments:
Futures Contracts*	$4,957	$—	$—	$4,957
Total Other Financial Instruments	$4,957	$—	$—	$4,957
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(6,909,210)	$—	$(6,909,210)
Total Other Financial Instruments	$—	$(6,909,210)	$—	$(6,909,210)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
2x Ether ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,583,804,638	$—	$3,583,804,638
Total Investments	$—	$3,583,804,638	$—	$3,583,804,638
Other Financial Instruments:
Futures Contracts*	$41,674,889	$—	$—	$41,674,889
Total Other Financial Instruments	$41,674,889	$—	$—	$41,674,889
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(3,532,072,500)	$—	$(3,532,072,500)
Total Other Financial Instruments	$—	$(3,532,072,500)	$—	$(3,532,072,500)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
2x Solana ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$598,725,066	$—	$598,725,066
Total Investments	$—	$598,725,066	$—	$598,725,066
Other Financial Instruments:
Futures Contracts*	$27,879,193	$—	$—	$27,879,193
Total Other Financial Instruments	$27,879,193	$—	$—	$27,879,193
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(592,218,000)	$—	$(592,218,000)
Total Other Financial Instruments	$—	$(592,218,000)	$—	$(592,218,000)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
2x Stellar ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(78,301)	$—	$—	$(78,301)
Total Other Financial Instruments	$(78,301)	$—	$—	$(78,301)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

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VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
2x Sui ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,989,376	$—	$4,989,376
Total Investments	$—	$4,989,376	$—	$4,989,376
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(4,935,150)	$—	$(4,935,150)
Futures Contracts*	(56,276)	—	—	(56,276)
Total Other Financial Instruments	$(56,276)	$(4,935,150)	$—	$(4,991,426)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
2x XRP ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$319,320,035	$—	$319,320,035
Total Investments	$—	$319,320,035	$—	$319,320,035
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(315,849,600)	$—	$(315,849,600)
Futures Contracts*	(2,096,123)	—	—	(2,096,123)
Total Other Financial Instruments	$(2,096,123)	$(315,849,600)	$—	$(317,945,723)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
Cardano ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,197,450	$—	$1,197,450
Total Investments	$—	$1,197,450	$—	$1,197,450
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(1,184,436)	$—	$(1,184,436)
Futures Contracts*	(35,433)	—	—	(35,433)
Total Other Financial Instruments	$(35,433)	$(1,184,436)	$—	$(1,219,869)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Chainlink ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$399,150	$—	$399,150
Total Investments	$—	$399,150	$—	$399,150
Other Financial Instruments:
Futures Contracts*	$945	$—	$—	$945
Total Other Financial Instruments	$945	$—	$—	$945
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(394,812)	$—	$(394,812)
Total Other Financial Instruments	$—	$(394,812)	$—	$(394,812)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
Solana ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$149,681,266	$—	$149,681,266
Total Investments	$—	$149,681,266	$—	$149,681,266
Other Financial Instruments:
Futures Contracts*	$11,111,547	$—	$—	$11,111,547
Total Other Financial Instruments	$11,111,547	$—	$—	$11,111,547
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(148,054,500)	$—	$(148,054,500)
Total Other Financial Instruments	$—	$(148,054,500)	$—	$(148,054,500)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
Stellar ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(18,504)	$—	$—	$(18,504)
Total Other Financial Instruments	$(18,504)	$—	$—	$(18,504)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Volatility Premium Plus ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts*	$940,689	$—	$—	$940,689
Total Other Financial Instruments	$940,689	$—	$—	$940,689

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
XRP ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$149,681,267	$—	$149,681,267
Total Investments	$—	$149,681,267	$—	$149,681,267
Other Financial Instruments:
Futures Contracts*	$23,079	$—	$—	$23,079
Total Other Financial Instruments	$23,079	$—	$—	$23,079
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(148,054,500)	$—	$(148,054,500)
Total Other Financial Instruments	$—	$(148,054,500)	$—	$(148,054,500)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 roll forward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
NOTE 8 – VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2026, certain Funds were invested in futures contracts. On August 31, 2026, the fair values of derivative instruments, by primary risk, were as follows:
Fair Values of Derivative Instruments as of August 31, 2026

Derivative Instrument	Primary Risk Exposure	Statement of Assets and Liabilities Location	Fair Value(a)
Assets
2x Bitcoin ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	$246,624,953
2x Chainlink ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	4,957
2x Ether ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	41,674,889
2x Solana ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	27,879,193
Chainlink ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	945
Solana ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	11,111,547
Volatility Premium Plus ETF (Consolidated)
Futures Contracts	Equity	Variation margin on futures contracts	940,689
XRP ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	23,079
Liabilities
2x Avalanche ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(13,461)
2x Cardano ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(76,423)
2x Stellar ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(78,301)
2x Sui ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(56,276)
2x XRP ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(2,096,123)
Cardano ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(35,433)
Stellar ETF (Consolidated)
Futures Contracts	Commodity	Variation margin on futures contracts	(18,504)

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Futures Contracts. Only the current day variation margin is separately reported within the Fund’s Consolidated Statement of Assets and Liabilities.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Transactions in derivative instruments during the period ended August 31, 2026, by primary risk, were as follows:
The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2026

Derivative Instrument	Primary Risk Exposure	Statement of Operations Location	Net Realized Gain (Loss)
2x Avalanche ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	$(622,946)
2x Bitcoin ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(38,898,170)
2x Cardano ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(463,605)
2x Chainlink ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	493,736
2x Ether ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	16,940,802
2x Solana ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	21,132,056
2x Stellar ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(1,527,992)
2x Sui ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(811,244)
2x XRP ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(12,661,935)
Cardano ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(241,661)
Chainlink ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(28,719)
Solana ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	10,836,529
Stellar ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	63,359
Volatility Premium Plus ETF (Consolidated)
Futures Contracts	Equity	Net realized gain (loss) from futures contracts	778,556
XRP ETF (Consolidated)
Futures Contracts	Commodity	Net realized gain (loss) from futures contracts	(4,755,758)

Derivative Instrument	Primary Risk Exposure	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation)
2x Avalanche ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	$(13,461)
2x Bitcoin ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	347,702,051
2x Cardano ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	(76,423)

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)

Derivative Instrument	Primary Risk Exposure	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation)
2x Chainlink ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	$4,957
2x Ether ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	326,654,962
2x Solana ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	36,378,721
2x Stellar ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	(78,301)
2x Sui ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	(56,276)
2x XRP ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	4,058,039
Cardano ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	(35,433)
Chainlink ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	945
Solana ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	12,831,836
Stellar ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	(18,504)
Volatility Premium Plus ETF (Consolidated)
Futures Contracts	Equity	Net change in unrealized appreciation (depreciation) on futures contracts	1,313,928
XRP ETF (Consolidated)
Futures Contracts	Commodity	Net change in unrealized appreciation (depreciation) on futures contracts	4,093,532

79

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
For the period ended August 31, 2026, the volume of the derivatives held by the Funds was as follows:

Fund/Derivative Instrument	Position	Average Monthly Notional Value
2x Avalanche ETF (Consolidated)
Futures Contracts	Long	$893,850
2x Bitcoin ETF (Consolidated)
Futures Contracts	Long	1,984,226,796
2x Cardano ETF (Consolidated)
Futures Contracts	Long	1,734,421
2x Chainlink ETF (Consolidated)
Futures Contracts	Long	2,126,113
2x Ether ETF (Consolidated)
Futures Contracts	Long	1,646,120,689
2x Solana ETF (Consolidated)
Futures Contracts	Long	284,867,179
2x Stellar ETF (Consolidated)
Futures Contracts	Long	3,580,571
2x Sui ETF (Consolidated)
Futures Contracts	Long	1,737,938
2x XRP ETF (Consolidated)
Futures Contracts	Long	132,685,732
Cardano ETF (Consolidated)
Futures Contracts	Long	923,913
Chainlink ETF (Consolidated)
Futures Contracts	Long	764,158
Solana ETF (Consolidated)
Futures Contracts	Long	96,480,318
Stellar ETF (Consolidated)
Futures Contracts	Long	1,128,913
Volatility Premium Plus ETF (Consolidated)
Futures Contracts	Short	(13,504,252)
XRP ETF (Consolidated)
Futures Contracts	Long	100,186,207

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
NOTE 9 – PRINCIPAL RISKS
Leverage Risk
AVAZ, BITX, CRDX, CHNU, ETHU, SOLT, STLU, SUIL and XRPT use leverage to achieve their respective investment objectives (each, a “Leveraged Fund” and collectively, the “Leveraged Funds”) and do not seek to achieve their stated investment objective over a period of time greater than a single day (as measured from NAV calculation time to NAV calculation time). The return of a Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from two times (2x) the return of the Fund’s benchmark for the period. A Fund will lose money if its benchmark performance is flat over time, and it is possible for a Fund to lose money over time even if the performance of its benchmark increases as a result of daily rebalancing, the benchmark’s volatility, compounding, and other factors. Compounding is the cumulative effect of applying investment gains and losses and income to the principal amount invested over time. Gains or losses experienced over a given period will increase or reduce the principal amount invested from which the subsequent period’s returns are calculated. The effects of compounding will likely cause the performance of a Fund to differ from the Fund’s stated multiple times the return of its benchmark for the same period. The effect of compounding becomes

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
more pronounced as benchmark volatility and holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the benchmark during the holding period of an investment in the Fund. Longer holding periods, higher benchmark volatility, inverse exposure, and greater leverage each affect the impact of compounding on a Fund’s returns. Daily compounding of a Fund’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to a Fund’s return for a period as the return of the Fund’s underlying benchmark.
The return of a Leveraged Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of its benchmark for the same period. For periods longer than a single day, the Fund will lose money if the benchmark’s performance is flat, and it is possible that the Fund will lose money even if the price of the benchmark increases. Longer holding periods, higher benchmark volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns.
While each Leveraged Fund has a daily investment objective, an investor may hold shares of the Fund for longer than one day if the investor believes doing so is consistent with their goals and risk tolerance. If an investor holds Fund shares for any period other than a day:
•	Return may be higher or lower than that sought in the investment objective, and this difference may be significant.
•
Factors that contribute to returns that are worse than the return sought in the investment objective include smaller benchmark gains or losses and higher benchmark volatility, as well as longer holding periods when these factors apply.

•
Factors that contribute to returns that are better than the return sought in the investment objective include larger benchmark gains or losses and lower benchmark volatility, as well as longer holding periods when these factors apply.

•	The more extreme these factors are, and the more they occur together, the more an investor’s return will tend to deviate from the return sought in the investment objective.
While the Funds seek to meet their investment objectives, there is no guarantee they will do so. Factors that may affect a Fund’s ability to meet its investment objective include: (1) the Sponsor’s ability to purchase and sell “Financial Instruments,” or instruments whose value is derived from the value of an underlying asset, rate or benchmark and include futures contracts, options transactions, swap agreements and forward contracts, in a manner that correlates to a Fund’s objective; (2) an imperfect correlation between the performance of Financial Instruments held by a Fund and the performance of the applicable benchmark; (3) bid-ask spreads on such Financial Instruments; (4) fees, expenses, transaction costs, financing costs associated with the use of Financial Instruments and commission costs; (5) holding or trading instruments in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent and/or valuation methodology; (7) changes to a benchmark Index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) accounting standards; and (11) differences caused by a Fund obtaining exposure to only a representative sample of the components of a benchmark, over weighting or under weighting certain components of a benchmark or obtaining exposure to assets that are not included in a benchmark.
A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. In order to achieve a high degree of correlation with their underlying benchmarks, the Funds seek to rebalance their portfolios daily to keep exposure consistent with their investment objectives. Being materially under- or over-exposed to the benchmark may prevent such Funds from achieving a high degree of correlation with such benchmark. Market disruptions or closure, large amounts of assets into or out of the Funds, regulatory restrictions, extreme market volatility, and other factors will adversely affect such Funds’

81

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmarks’ movements during each day. Other things being equal, more significant movement in the value of its benchmark up or down will require more significant adjustments to a Fund’s portfolio. Because of this, it is unlikely that the Leveraged Funds will be perfectly exposed (2x) to its benchmark at the end of each day, and the likelihood of being materially under- or over-exposed is higher on days when the benchmark levels are volatile near the close of the trading day.
Each Leveraged Fund seeks to rebalance its portfolio on a daily basis. The time and manner in which a Leveraged Fund rebalances its portfolio may vary from day to day depending upon market conditions and other circumstances at the discretion of the Adviser. Unlike other funds that do not rebalance their portfolios as frequently, each Leveraged Fund may be subject to increased trading costs associated with daily portfolio rebalancing to maintain appropriate exposure to the underlying benchmarks.
Counterparty Risk
Each Fund may use derivatives such as swap agreements and forward contracts (collectively referred to herein as “derivatives”) in the manner described herein to achieve their respective investment objectives. The use of derivatives by a Fund exposes the Fund to counterparty risks.
Regulatory Treatment
Derivatives are generally traded in OTC markets and have only recently become subject to comprehensive regulation in the United States. Cash-settled forwards are generally regulated as “swaps,” whereas physically settled forwards are generally not subject to regulation (in the case of commodities other than currencies) or subject to the federal securities laws (in the case of securities). Title VII of the Dodd-Frank Act (“Title VII”) created a regulatory regime for derivatives, with the CFTC responsible for the regulation of swaps and the SEC responsible for the regulation of “security-based swaps.” The SEC requirements have largely yet to be made effective, but the CFTC requirements are largely in place. The CFTC requirements have included rules for some of the types of transactions in which the Funds will engage, including mandatory clearing and exchange trading, reporting, and margin for OTC swaps. Title VII also created new categories of regulated market participants, such as “swap dealers,” “security- based swap dealers,” “major swap participants,” and “major security-based swap participants” who are, or will be, subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements. The regulatory requirements under Title VII continue to be developed and there may be further modifications that could materially and adversely impact the Funds, the markets in which a Fund trades and the counterparties with which the Fund engages in transactions.
As noted, the CFTC rules may not apply to all the swap agreements and forward contracts entered by the Funds. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act (the “CEA”) in connection with each Fund’s swap agreements or forward contracts. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.
Counterparty Credit Risk
The Funds will be subject to the credit risk of the counterparties to the derivatives. In the case of cleared derivatives, the Funds will have credit risk to the clearing corporation in a similar manner as the Funds would for futures contracts. In the case of OTC derivatives, the Funds will be subject to the credit risk of the counterparty to the transaction — typically a single bank or financial institution. As a result, a Fund is subject to increased credit risk with respect to the amount it expects to receive from counterparties to OTC derivatives entered as part of that Fund’s principal investment strategy. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund could suffer significant losses on these contracts and the value of an investor’s investment in a Fund may decline.
The Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, subject to certain minimum thresholds. However, there are no limitations on the percentage of assets each Fund may invest in swap agreements or forward contracts with a particular counterparty. To the extent any such collateral is insufficient or there are delays in accessing the collateral,

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts because of bankruptcy proceedings. The Funds typically enter into transactions only with major global financial institutions.
OTC derivatives of the type that may be utilized by the Funds are generally less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. These agreements contain various conditions, events of default, termination events, covenants, and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed to the party under the agreement. For example, if the level of the Fund’s benchmark has a dramatic intraday move that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap or to invest in other Financial Instruments necessary to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the level of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.
In addition, cleared derivatives benefit from daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. To the extent the Fund enters into cleared swap transactions, the Fund will deposit collateral with a FCM in cleared swaps customer accounts, which are required by CFTC regulations to be separate from its proprietary collateral posted for cleared swaps transactions. Cleared swap customer collateral is subject to regulations that closely parallel the regulations governing customer segregated funds for futures transactions but provide certain additional protections to cleared swaps collateral in the event of a clearing broker or clearing broker customer default. For example, in the event of a default of both the clearing broker and a customer of the clearing broker, a clearing house is only permitted to access the cleared swaps collateral in the legally separate (but operationally comingled) account of the defaulting cleared swap customer of the clearing broker, as opposed to the treatment of customer segregated funds, under which the clearing house may access all of the commingled customer segregated funds of a defaulting clearing broker. Derivatives entered into directly between two counterparties do not necessarily benefit from such protections, particularly if entered into with an entity that is not registered as a “swap dealer” with the CFTC. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss.
The Adviser regularly reviews the performance of its counterparties for, among other things, creditworthiness, and execution quality. In addition, the Adviser periodically considers the addition of new counterparties and the counterparties used by a Fund may change at any time. Each day, the Funds disclose their portfolio holdings as of the prior Business Day. Each Fund’s portfolio holdings identifies its counterparties, as applicable. This portfolio holdings information may be accessed through the web on the Sponsor’s website at www.volatilityshares.com.
Each counterparty and/or any of its affiliates may be an Authorized Participant or shareholder of a Fund, subject to applicable law.
The counterparty risk for cleared derivatives transactions is generally lower than for OTC derivatives. Once a transaction is cleared, the clearing organization is substituted and is a Fund’s counterparty on the derivative. The clearing organization guarantees the performance of the other side of the derivative. Nevertheless, some risk remains, as there is no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund.
Liquidity Risk
Financial Instruments cannot always be liquidated at the desired price. It is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption can also make it difficult to liquidate a position, find a swap, or forward contract counterparty at a reasonable cost. Market illiquidity may cause losses for the Funds. The large size of the positions which the Funds may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated because the Funds will typically invest in Financial Instruments related to one benchmark, which in many cases is highly concentrated.

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NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
Federal Income Tax Consequences and Risk
Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Because the Futures Contracts in which a Fund invests produce non-qualifying income for purposes of qualifying as a RIC, a Fund makes its investments in futures contracts through its Cayman Islands-registered Subsidiary. To comply with the asset diversification test applicable to a RIC, a Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of a Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.
Each Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to a Fund’s business of investing in stocks or securities.
Although the Regulations do not require distributions from the Subsidiary, each Fund intends to cause the Subsidiary to make distributions that would allow a Fund to make timely distributions to its shareholders. A Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax. If, in any year, a Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
Each Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. Each Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investment, including reverse repurchase agreements. During these periods, the Fund may not achieve its investment objective.
“Contango” and “Backwardation” Risk
The Funds typically hold futures contracts. As the futures contracts near expiration, they are generally replaced by contracts that have a later expiration. Thus, for example, a contract purchased and held in May 2026 may specify a July 2026 expiration. As that contract nears expiration, it may be replaced by selling the July 2026 contract and purchasing the contract expiring in September 2026. This process is referred to as “rolling.” Rolling may have a positive or negative impact on performance. For example, historically, the prices of certain types of futures contracts have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the July 2026 contract would take place at

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VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
a price that is higher than the price at which the September 2026 contract is purchased, thereby creating a gain in connection with rolling. While certain types of futures contracts have historically exhibited consistent periods of backwardation, backwardation will likely not always exist in these markets.
Since the introduction of VIX futures contracts, there have frequently been periods where VIX futures prices reflect higher expected volatility levels further out in time. This can result in a loss from “rolling” the VIX futures to maintain the constant weighted average maturity of the applicable Fund benchmark. Losses from exchanging a lower priced VIX future for a higher priced longer-term future in the rolling process could adversely affect the value of a Fund and, accordingly, decrease the return of a Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Adviser and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to your investment.
NOTE 10 – SUBSEQUENT EVENTS
Management has evaluated the possibility of subsequent events existing in the Trust’s and the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Trust’s or the Funds’ financial statements through this date.

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VOLATILITY SHARES TRUST
TRUSTEES AND OFFICERS
August 31, 2026 (Unaudited)
The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling (866) 261-0273.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Independent Trustees
Stephen Yu 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1985	Trustee; Chairman of the Board	• Indefinite Term • Since Inception	Vice President, Capital One Financial Corporation (2025 – Present); Vice President, Discover Financial Services (2024 – 2025); Director/Senior Director, Discover Financial Services (2018 – 2024)	15	None
Anthony Ward 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1975	Trustee	• Indefinite Term • Since Inception	Partner & Head of Risk Practice, WSN Consulting (2026 – Present); Managing Director, Scotiabank (2022 – Present); Managing Director & Head of Counterparty Credit Risk IB, Credit Suisse (2021 – 2022); Managing Director – Dublin Branch Chief Risk Officer, Credit Suisse (2019 – 2021)	15	None
Anthony Homsey 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1986	Trustee	• Indefinite Term • Since Inception	Vice President – Insurance Partnerships, QuinStreet (2022 – Present); Senior Director – Strategic Partnerships, QuinStreet (2021 – 2022)	15	None

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VOLATILITY SHARES TRUST
TRUSTEES AND OFFICERS
August 31, 2026 (Unaudited)(Continued)

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Interested Trustee[1] and Officers of the Trust
Justin Young 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1986	Interested Trustee, President, and Chief Executive Officer (Principal Executive Officer)	• Indefinite Term • Since Inception	President of Volatility Shares LLC (2018 – Present); Managing Partner of Invest in Vol LLC (2017 – 2023)	15	None
Chang Kim 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1984	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	• Indefinite Term • Since Inception	Chief Operating Officer of Volatility Shares LLC (2022 – Present); Chief Operating Officer of Invest in Vol LLC (2022 – 2023); CEO of The Library Shop, Inc. (2021 – 2021)	N/A	None
Stuart Barton 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1973	Vice President and Secretary	• Indefinite Term • Since Inception	Manager, Volatility Shares LLC (2025 – Present); Chief Investment Officer of Volatility Shares LLC (2018 – 2025); Managing Partner of Invest in Vol LLC (2017 – 2023)	N/A	None
Barry Pershkow 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1966	Secretary	• Indefinite Term • Since 2026	General Counsel of Volatility Shares LLC (2026 – Present); Partner, Chapman and Cutler LLP (2018 – 2026)	N/A	None

87

VOLATILITY SHARES TRUST
2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408
www.volatilityshares.com
INVESTMENT ADVISERS
Volatility Shares LLC
2000 PGA Blvd, Suite 4440,
Palm Beach Gardens,
Florida 33408
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
The Trust’s Proxy Voting Policies are available
without charge by calling 1-(866) 261-0273, or by
accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio
securities during the most recent period ended
June 30 is available without charge by calling
1-(866) 261-0273 or by accessing the SEC’s website
at www.sec.gov.
The Trust files complete schedule of portfolio
holdings with the SEC for its first and third fiscal
quarters on Part F of Form N-PORT. The Funds’ Part F
of Form N-PORT is available on the SEC’s website at
www.sec.gov.
This report has been prepared for shareholders and
may be distributed to others only if preceded or
accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

VOLATILITY SHARES TRUST

2x Bitcoin ETF • 2x Ether ETF

Solana ETF • 2x Solana ETF

XRP ETF • 2x XRP ETF

Volatility Premium Plus ETF

Statement Regarding Basis for Renewal of Investment Management Agreement

At a meeting held on August 26, 2026 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”) of Volatility Shares Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment management agreement (the “Management Agreement”) between the Trust, on behalf of its series (each, a “Fund”), (i) 2x Bitcoin ETF (f/k/a 2x Bitcoin Strategy ETF) (“BITX”), (ii) 2x Ether ETF (“ETHU”), (iii) 2x Solana ETF (“SOLT”), (iv) 2x XRP ETF (“XRPT”), (v) Solana ETF (“SOLZ”), (vi) Volatility Premium Plus ETF (“ZVOL”) and (vii) XRP ETF (“XRPI”), and Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Board noted that it was asked to consider the continuation of the Management Agreement with respect to SOLT, SOLZ, XRPI and XRPT1 in order to align the contract review cycle for those Funds with the annual contract review cycle for BITX, ETHU and ZVOL.2

Additionally, because each of BITX, ETHU, SOLT, SOLZ, XRPI, XRPT and ZVOL invests in futures contracts indirectly through a wholly owned Cayman Islands-organized subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”), the Board, including the Independent Trustees, also approved the continuation of a separate investment management agreement with the Adviser for each Subsidiary (each, a “Subsidiary Agreement” and, together with the Management Agreement, the “Agreements”).

Following its consideration of the Agreements, the Board, including the Independent Trustees, approved the continuation of the Management Agreement with respect to each Fund through September 30, 2027. The Board determined that the continuation of the Agreements is in the best interests of each Fund in light of the nature, extent and quality of the services provided or to be provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

1 The Management Agreement with respect to SOLT and SOLZ was approved by the Board on March 7, 2025 for an initial two-year term scheduled to terminate on March 7, 2027, and the Management Agreement with respect to XRPI and XRPT was approved by the Board on May 6, 2025 for an initial two-year term scheduled to terminate on May 6, 2027.

2 The Management Agreement with respect to BITX, ETHU and ZVOL was most recently renewed by the Board on August 20, 2025 and was scheduled to terminate on September 30, 2026.

In considering the renewal of the Agreements at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving investment advisory agreements; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to investment advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed continuation of the Agreements, including, among other things, a description of the services provided or to be provided by the Adviser to each Fund and the Subsidiaries and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each Fund’s investment performance, fees and expenses, as applicable; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which any potential scale benefits may be shared with shareholders; the Adviser’s estimated profitability from its relationship with the Funds; information regarding the Adviser’s compliance program resources and compliance policies and procedures, business continuity plans and cybersecurity; and information regarding any “fall-out” benefits, i.e., ancillary benefits derived or that may be derived by the Adviser from its relationship with the Funds.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting, in addition to supplemental materials and information made available at the Meeting. The Independent Trustees also met independently of management to review and discuss the materials received from the Adviser and counsel. The Independent Trustees weighed and considered the information provided in light of their experience in governing the Trust since its inception and applied their business judgment to determine whether the Agreements continue to be reasonable business arrangements from each Fund’s perspective.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information, as applicable, is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an agenda of topics and materials and considers factors that are relevant to its consideration of the Agreements for the Funds, including the services and support provided to each of the Funds and the Subsidiaries. The Board also considered that shareholders chose to transact in shares of the Funds having received and with access to disclosures regarding the Funds’ investment advisory fees and the Adviser’s role in overseeing the management of the Funds. The Board determined that, given the totality of information provided with respect to the Agreements, the Board, in its judgment, had received sufficient information to renew the Agreements.

In its deliberations, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, the Adviser’s portfolio management capabilities and the experience and responsibilities of the persons responsible for the day-to-day management of the Funds. The Trustees also reviewed matters related to the compliance program established by the Adviser and the level of compliance attained by the Adviser and its regulatory experience to date.

The Board’s assessment of the nature, extent and quality of services provided by the Adviser included an evaluation of the investment performance of each Fund. The Board reviewed performance information for the three-year, one-year and since-inception periods ended June 30, 2026, as applicable, comparing each Fund’s performance with that of an appropriate benchmark and a peer group of funds or exchange-traded products selected by the Adviser.

The Board evaluated the available performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions. The Board also considered the Adviser’s explanations regarding limitations in the comparability of the peer groups given the specialized nature of the Funds’ investment objectives. In particular, the Board noted that the peer groups included funds, exchange-traded products and benchmarks offering leveraged, inverse or unleveraged exposure, as applicable, and that differences in investment objectives, leverage, structure and implementation limited the usefulness of direct comparisons. The Board considered that the Funds are specialized investment products intended to provide targeted exposure to VIX futures, Bitcoin, Ether, Solana or XRP, as applicable.

Also relevant to the Board’s assessment of the nature, extent and quality of services provided was its review of information regarding the Adviser’s overall financial condition and ability to carry out its obligations to the Funds. In this respect, the Board considered that, at the Meeting, representatives of the Adviser presented and reviewed the firm’s financial information and responded to questions regarding resource allocation to Fund management, organizational enhancements and access to additional funding, if needed. Additionally, the Adviser’s representatives confirmed that there had been no material adverse developments impacting the organization’s financial condition, capabilities or resources since the Board last assessed the foregoing.

In light of the information presented and the considerations made, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance, to the extent applicable. The Board concluded that the nature, extent and quality of the services provided or to be provided to each Fund and each Subsidiary by the Adviser under the Agreements have been and are expected to remain satisfactory.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fee and total expense ratio, taking into account the unitary fee structure implemented for each Fund. In this connection, the Adviser is responsible for paying all expenses of each Fund, excluding the management fee payments under the Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Consistent with the unitary fee structure, the Adviser is responsible for paying for the services provided to the Funds by other principal service providers, including the administrator, fund accountant and transfer and dividend agent. As to the unitary management fee rates, the Board noted that SOLZ and XRPI each pay the Adviser a fee equal to 1.15% per annum of their respective average daily net assets; ZVOL pays the Adviser a fee equal to 1.35% per annum of its average daily net assets; and BITX, ETHU, SOLT and XRPT each pay the Adviser a fee equal to 1.85% per annum of their respective average daily net assets. The Board noted that the Adviser receives no management fees under each Subsidiary Agreement and pays the expenses of each Subsidiary.

The Board received and reviewed information from the Adviser comparing each Fund’s unitary fee rate with the advisory fees and expense ratios of a peer group of funds and observed that, for each of BITX, ETHU, SOLT, SOLZ, XRPT and ZVOL, the unitary fee was in the fourth quartile of its respective peer group. The Board further observed that XRPI’s unitary fee was in the second quartile of the XRP peer group. In assessing the comparative fee data, the Board considered the Adviser’s statements with respect to certain limitations in comparing each Fund to the funds in its peer group, including differences in investment objectives, leverage, investment exposure, structure and implementation. The Board’s assessment of the unitary fees was also informed by the Adviser’s explanation of the unique aspects of managing leveraged, inverse and derivative-based Funds, which create additional work and introduce additional risks, including that such Funds require more trading and investing services, carry greater litigation risk and are expected to experience greater volatility with respect to their assets under management. Additionally, the Board considered the Adviser’s discussion of general pricing considerations for leveraged and inverse funds. The Board also considered each Fund’s unitary fee rate in light of each Fund’s unique nature and use by investors for specialized investment exposures.

The Board concluded that, based on the totality of information provided, the unitary fee charged or to be charged for each Fund continues to be within a reasonable range and appropriate in light of the nature, extent and quality of services provided or to be provided by the Adviser.

Profitability. The Board considered the Adviser’s presentation of its financial information and information related to the estimated profitability to the Adviser from its relationship with the Funds. With respect to the Adviser’s estimated profitability for its advisory business, including BITX, ETHU, SOLT, SOLZ, XRPI, XRPT and ZVOL, the Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board considered the information provided by the Adviser regarding its direct and indirect costs associated with providing services to BITX, ETHU, SOLT, SOLZ, XRPI, XRPT and ZVOL, noting that there are limitations inherent in allocating costs and calculating profitability for an organization such as Volatility Shares. Based upon the information provided, the Board concluded that any profits estimated to be realized by the Adviser in connection with the management of BITX, ETHU, SOLT, SOLZ, XRPI, XRPT and ZVOL were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. In this regard, the Board noted that each Fund’s unitary fee is not structured to pass on to shareholders the benefits of any economies of scale as a Fund’s assets grow. The Board also considered the Adviser’s representation that it expects to benefit from certain economies of scale, including overlaps in the systems, processes and personnel involved in overseeing the investment and compliance program. The Board further noted that while any reduction in fixed costs associated with the management of a Fund would be enjoyed by the Adviser, the unitary fee structure provides a level of certainty in expenses for the Funds. The Board also considered the Adviser’s representation that the overall risk and required resources increase in connection with providing investment advisory services to additional Funds. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits received by the Adviser as a result of the Adviser’s relationship with the Funds, noting that the Adviser identified no additional benefits it receives, or anticipates receiving, from its relationship with the Funds, aside from enhanced market visibility. The Board considered that the Adviser does not engage in any soft-dollar or similar arrangements or use affiliates for brokerage services to obtain third party research for the Funds and that the Adviser receives no fees from the Funds other than the unitary advisory fees.

Conclusion. Based upon all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that continuation of the Agreements for each Fund is in the best interests of the Fund.

VOLATILITY SHARES TRUST

Cardano ETF • 2x Cardano ETF

Chainlink ETF • 2x Chainlink ETF

Stellar ETF • 2x Stellar ETF

Statement Regarding Basis for Approval of Investment Management Agreement

At a meeting held on February 20, 2026 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”) of Volatility Shares Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved an investment management agreement between Volatility Shares LLC (the “Adviser” or “Volatility Shares”) and the Trust (the “Management Agreement”), with respect to new series of the Trust which seek exposure to, or daily investment results that correspond to one times (1x) or two times (2x) the return of the price of, the following:

(i)	ADA, a digital asset that is created and transmitted through the operations of the Cardano Network, a decentralized, proof-of-stake blockchain platform designed to enable the development and execution of smart contracts and decentralized applications (the “Cardano ETFs”);
(ii)	LINK, a digital asset that is created and transmitted through the operations of the Chainlink Network, a decentralized oracle network designed to connect smart contracts with real-world data, APIs, or Application Programming Interfaces, and off-chain systems (the “Chainlink ETFs”); and
(iii)	XLM (commonly called “Lumens”), a digital asset that is created and transmitted through the operations of the Stellar Network, an open-source, decentralized ledger designed to facilitate fast, low-cost cross-border payments and the tokenization of real-world assets (the “Stellar ETFs” and collectively, the “New Funds” or each, a “New Fund”).

Additionally, because each New Fund is expected to invest in futures contracts indirectly through a wholly-owned Cayman Islands-organized subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”), the Board, including the Independent Trustees, also approved an investment management agreement between each Subsidiary and the Adviser, pursuant to which the Adviser would render investment advisory and management services to the Subsidiaries (each, a “Subsidiary Agreement” and together with the Management Agreement, the “Agreements”).

The Board determined that the approval of the Agreements is in the best interests of each New Fund in light of the nature, extent and quality of the services to be provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the approval of the Agreements at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving investment advisory agreements; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to investment advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed approval of the Agreements, including, among other things, a description of the services to be provided by the Adviser to each New Fund and its Subsidiary and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each New Fund’s proposed unitary advisory fee; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the New Funds and the extent to which any potential scale benefits may be shared with shareholders; the Adviser’s estimated profitability from its relationship with each New Fund based on certain projected asset levels; information regarding the Adviser’s compliance program resources and compliance policies and procedures, business continuity plans and cybersecurity; and information regarding any “fall-out” benefits—i.e., ancillary benefits that may be derived by the Adviser from its relationship with each New Fund.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting and address questions relating thereto. The Independent Trustees also met independently of management to review and discuss the materials. The Independent Trustees weighed and considered the information provided in light of their experience in governing the Trust since its inception and applied their business judgment to determine whether the Agreements are reasonable business arrangements from the perspective of each of the New Funds.

Nature, Extent and Quality of Services to be Provided. In evaluating whether to approve the Agreements with respect to each of the New Funds, the Board considered the nature, extent and quality of the services to be provided by the Adviser. The Board noted that the Adviser will provide investment advisory services to the New Funds, in addition to managing and coordinating all other services with various third-party service providers, including those engaged for fund administration, custody, transfer agency services, distribution and fund accounting, and considered the background and experience of the persons to be responsible for such services and/or oversight. Additionally, the Board considered that under the Agreements the Adviser will manage the investment operations of each New Fund and its Subsidiary and manage the composition of the New Funds’ assets in compliance with investment policies and restrictions set forth in the prospectus and statement of additional information. With respect to 2x Cardano ETF, 2x Chainlink ETF and 2x Stellar ETF (collectively, the “New Leveraged Funds” or individually, a “New Leveraged Fund”), the Board noted that each such New Leveraged Fund would seek daily investment results, before fees and expenses, that correspond to two times (2x) the return of the price of the applicable reference digital asset for a single day, not for any other period.

Because the New Funds had not yet commenced investment operations, the Board could not consider the historical investment performance of the New Funds. However, the Board took into account the Adviser’s experience to date in managing the other existing series of the Trust (the “Existing Funds”).

Also relevant to the Board’s assessment of the nature, extent and quality of services to be provided was its review of information regarding the Adviser’s trade execution practices and capabilities as well as the Board’s prior assessments of information regarding the firm’s overall financial condition and ability to carry out its contractual obligations. In this respect, the Board considered that at its August 20, 2025 meeting, in connection with the Board’s annual consideration of the renewal of investment advisory agreements for the Existing Funds (“Contract Review”), representatives of the Adviser presented and reviewed the firm’s financial statements and responded to questions regarding anticipated resource allocation, organizational enhancements and access to additional funding, if needed. Additionally, at the Meeting, the Adviser’s representatives confirmed that there had been no material adverse developments impacting the organization’s capabilities and resources since the Board assessed the foregoing in connection with Contract Review. The Board also took into account that it would have another opportunity to consider the organization’s capabilities and resources in connection with the next annual contract review process, to be undertaken in August 2026.

Additionally, the Board considered and discussed with the Adviser the proposed investment strategy for achieving each New Fund’s investment objectives, including the complexity of each of the New Leveraged Funds in particular. The Board also took into account that the Adviser has provided services to the Existing Funds since the Trust’s inception and has expertise in managing funds with investment strategies that trade a significant amount of derivatives and/or are intended for specialized investment exposures.

Under the totality of the circumstances and in light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each of the New Funds and the Subsidiaries by the Adviser under the Agreements are expected to be satisfactory.

Fees and Expenses. The Board reviewed each New Fund’s proposed contractual investment advisory fee and total expense ratio, taking into account the unitary fee structure to be implemented for the New Funds in light of each New Fund’s investment strategy and the advisory services to be provided by the Adviser. In this connection, the Board noted that the Adviser would be responsible for paying all expenses of each New Fund, excluding the management fee payments under the Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions (including any net account or similar fees charged by futures commissions merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Consistent with the unitary fee structure, the Adviser would be responsible for paying for the services provided to the New Funds by other principal service providers, including the administrator, fund accountant, custodian, and transfer and dividend agent. The Board reviewed the proposed unitary management fee rate for each New Fund and, in connection with such review, the Adviser’s representatives addressed questions regarding estimated expenses and the estimated breakeven level for the New Funds’ assets, including the rationale therefor. The Board noted that the Adviser would receive no compensation under each Subsidiary Agreement and would pay the expenses of each Subsidiary.

The Board received and reviewed information from the Adviser comparing each New Fund’s unitary fee with the advisory fees and expense ratios of ETFs offered by peer fund sponsors that were similar in certain respects to the New Fund, primarily with respect to the sophistication of the ETFs’ investment programs, exposure to cryptocurrency generally and, with respect to the New Leveraged Funds, leveraged exposure to underlying assets. Because each New Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point and noted the data presented as to peer ETFs. In this connection, the Board noted that there were only a few peers identified as to certain of the New Funds that similarly provided two times (2x) exposure to target underlying assets and none offering exposure to the same digital assets relevant to the New Funds—i.e., ADA, LINK and XLM. Thus, in assessing the comparative fee data, the Board considered the Adviser’s statements with respect to certain limitations in comparing each New Fund to the ETFs identified by the Adviser, including that the New Funds did not have peers that pursued substantially similar investment objectives with analogous investment exposures to what each New Fund intended to employ.

The Board also considered information provided by the Adviser comparing each New Fund’s proposed unitary fee to the fees charged to the Adviser’s other clients, noting the Adviser’s discussion of its approach to determining a proposed unitary fee for each New Fund and the Existing Funds, noting the consistency in pricing in this regard. Additionally, the Board considered each New Fund’s unitary fee rate in light of the New Fund’s unique nature and use by investors for specialized investment exposures, as noted above. The Board noted the Adviser’s explanation for the New Funds’ market opportunity, product rationale and potential benefits to shareholders, as well as the various risks borne by the Adviser relating to the offering and management of the New Funds. Relatedly, the Board took into account the Adviser’s efforts to offer investment products intended for specific investment exposures, including innovative exposure to the evolving universe of digital assets, and the entrepreneurial risks associated with the New Funds.

The Board concluded that, based on the totality of information provided, the proposed unitary fee to be paid by each New Fund is fair and reasonable in light of the nature, extent and quality of services to be provided by the Adviser.

Profitability. The Board considered the types of costs to be borne by the Adviser in connection with its services to be performed for the New Funds under the Management Agreement. The Board also considered the Adviser’s estimate of the profit it would generate from managing the New Funds at certain projected asset levels. With respect to such estimates, the Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose and noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as Volatility Shares. Based upon the information provided, the Board concluded that any profits estimated to be realized by the Adviser in connection with the management of the New Funds were not unreasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the New Funds and whether the New Funds would benefit from any such economies of scale. In this regard, the Board noted that each New Fund’s unitary fee is not structured to pass on to shareholders the benefits of any economies of scale as the New Fund’s assets grow. The Board further noted that while any reduction in fixed costs associated with the management of a New Fund would be enjoyed by the Adviser, the unitary fee structure provides a level of certainty in expenses for the New Fund. The Board considered whether the unitary advisory fee rate for each of the New Funds was reasonable in relation to the anticipated asset size of the New Fund and concluded that the unitary advisory fee rate was reasonable and appropriate.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits to be received by the Adviser as a result of the Adviser’s relationship with the New Funds, noting that the Adviser identified no additional benefits it anticipates receiving from its relationship with the New Funds, aside from potential enhanced market visibility. The Board considered that the Adviser is not expected to use brokerage of the New Funds to obtain third party research and that the Adviser would receive no fees from the New Funds other than the unitary advisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each of the New Funds. No single factor was determinative in the Board’s analysis.

VOLATILITY SHARES TRUST

2x Avalanche ETF • 2x Sui ETF

Statement Regarding Basis for Approval of Investment Management Agreement

At a meeting held on April 22, 2026 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”) of Volatility Shares Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved an investment management agreement between Volatility Shares LLC (the “Adviser” or “Volatility Shares”) and the Trust (the “Management Agreement”), with respect to new series of the Trust which seek investment results that correspond to twice the daily performance of cash-settled futures contracts on:

(i)	AVAX, a digital asset that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a Layer-1 blockchain and smart-contract platform (the “Avalanche ETF”); and

(ii)	SUI, a digital asset that is emitted and transmitted through the operations of the delegated proof-of-stake Sui Network, a decentralized network of computers that operates on cryptographic protocols (the “Sui ETF” and, together with the Avalanche ETF, the “New Funds” or each, a “New Fund”).

Additionally, because each New Fund is expected to invest in futures contracts indirectly through a wholly-owned Cayman Islands-organized subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”), the Board, including the Independent Trustees, also approved an investment management agreement between each Subsidiary and the Adviser, pursuant to which the Adviser would render investment advisory and management services to the Subsidiaries (each, a “Subsidiary Agreement” and together with the Management Agreement, the “Agreements”).

The Board determined that the approval of the Agreements is in the best interests of each of the New Funds in light of the nature, extent and quality of the services to be provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the approval of the Agreements at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving investment advisory agreements; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to investment advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed approval of the Agreements, including, among other things, a description of the services to be provided by the Adviser to each New Fund and its Subsidiary and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each New Fund’s proposed unitary advisory fee; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the New Funds and the extent to which any potential scale benefits may be shared with shareholders; the Adviser’s estimated profitability from its relationship with each New Fund based on certain projected asset levels; information regarding the Adviser’s compliance program resources and compliance policies and procedures, business continuity plans and cybersecurity; and information regarding any “fall-out” benefits—i.e., ancillary benefits that may be derived by the Adviser from its relationship with each New Fund.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting and address questions relating thereto. The Independent Trustees also met independently of management to review and discuss the materials. The Independent Trustees weighed and considered the information provided in light of their experience in governing the Trust since its inception and applied their business judgment to determine whether the Agreements are reasonable business arrangements from the perspective of each of the New Funds.

Nature, Extent and Quality of Services to be Provided. In evaluating whether to approve the Agreements with respect to each of the New Funds, the Board considered the nature, extent and quality of the services to be provided by the Adviser. The Board noted that the Adviser will provide investment advisory services to the New Funds, in addition to managing and coordinating all other services with various third-party service providers, including those engaged for fund administration, custody, transfer agency services, distribution and fund accounting, and considered the background and experience of the persons to be responsible for such services and/or oversight. Additionally, the Board considered that under the Agreements the Adviser will manage the investment operations of each New Fund and its Subsidiary and manage the composition of the New Funds’ assets in compliance with investment policies and restrictions set forth in the prospectus and statement of additional information. The Board noted that each New Fund would seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AVAX or SUI, as applicable, for a single day, not for any other period.

Because the New Funds had not yet commenced investment operations, the Board could not consider the historical investment performance of the New Funds. However, the Board took into account the Adviser’s experience to date in managing the other existing series of the Trust (the “Existing Funds”).

Also relevant to the Board’s assessment of the nature, extent and quality of services to be provided was its review of information regarding the Adviser’s trade execution practices and capabilities as well as the Board’s prior assessments of information regarding the firm’s overall financial condition and ability to carry out its contractual obligations. In this respect, the Board considered that at its August 20, 2025 meeting, in connection with the Board’s annual consideration of the renewal of investment advisory agreements for the Existing Funds (“Contract Review”), representatives of the Adviser presented and reviewed the firm’s financial statements and responded to questions regarding anticipated resource allocation, organizational enhancements and access to additional funding, if needed. Additionally, at the Meeting, the Adviser’s representatives confirmed that there had been no material adverse developments impacting the organization’s capabilities and resources since the Board assessed the foregoing in connection with Contract Review. The Board also took into account that it would have another opportunity to consider the organization’s capabilities and resources in connection with the next annual contract review process, to be undertaken in August 2026.

Additionally, the Board considered and discussed with the Adviser the proposed investment strategy for achieving each New Fund’s investment objectives, including the complexity of each New Fund in particular. The Board also took into account that the Adviser has provided services to the Existing Funds since the Trust’s inception and has expertise in managing funds with investment strategies that trade a significant amount of derivatives and/or are intended for specialized investment exposures, including cash-settled futures-based exposure to digital assets.

Under the totality of the circumstances and in light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each of the New Funds and the Subsidiaries by the Adviser under the Agreements are expected to be satisfactory.

Fees and Expenses. The Board reviewed each New Fund’s proposed contractual investment advisory fee and total expense ratio, taking into account the unitary fee structure to be implemented for the New Funds in light of each New Fund’s investment strategy and the advisory services to be provided by the Adviser. In this connection, the Board noted that the Adviser would be responsible for paying all expenses of each New Fund, excluding the management fee payments under the Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions (including any net account or similar fees charged by futures commissions merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Consistent with the unitary fee structure, the Adviser would be responsible for paying for the services provided to the New Funds by other principal service providers, including the administrator, fund accountant, custodian, and transfer and dividend agent. The Board reviewed the proposed unitary management fee rate for each New Fund and, in connection with such review, the Adviser’s representatives addressed questions regarding estimated expenses and the estimated breakeven level for the New Funds’ assets, including the rationale therefor. The Board noted that the Adviser would receive no compensation under each Subsidiary Agreement and would pay the expenses of each Subsidiary.

The Board received and reviewed information from the Adviser comparing each New Fund’s unitary fee with the advisory fees and expense ratios of ETFs offered by peer fund sponsors that were similar in certain respects to each New Fund, primarily with respect to the sophistication of the ETFs’ investment programs, exposure to cryptocurrency generally and leveraged exposure to underlying assets. Because each New Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point and noted the data presented as to peer ETFs. In this connection, the Board noted that there were only a few peers identified as to certain of the New Funds that provided one times (1x) or two times (2x) exposure to target underlying assets and none offering exposure to the same digital assets relevant to the New Funds—i.e., AVAX and SUI. Thus, in assessing the comparative fee data, the Board considered the Adviser’s statements with respect to certain limitations in comparing each New Fund to the ETFs identified by the Adviser, including that the New Funds did not have peers that pursued substantially similar investment objectives with analogous investment exposures to what each New Fund intended to employ.

The Board also considered information provided by the Adviser comparing each New Fund’s proposed unitary fee to the fees charged to the Adviser’s other clients, noting the Adviser’s discussion of its approach to determining a proposed unitary fee for each New Fund, and the Existing Funds, including the consistency in pricing in this regard. Additionally, the Board considered each New Fund’s unitary fee rate in light of the New Fund’s unique nature and use by investors for specialized investment exposures, as noted above. The Board noted the Adviser’s explanation for the New Funds’ market opportunity, product rationale and potential benefits to shareholders, as well as the various risks borne by the Adviser relating to the offering and management of the New Funds. Relatedly, the Board took into account the Adviser’s efforts to offer investment products intended for specific investment exposures, including innovative exposure to the evolving universe of digital assets, and the entrepreneurial risks associated with the New Funds.

The Board concluded that, based on the totality of information provided, the proposed unitary fee to be paid by each New Fund is fair and reasonable in light of the nature, extent and quality of services to be provided by the Adviser.

Profitability. The Board considered the types of costs to be borne by the Adviser in connection with its services to be performed for the New Funds under the Management Agreement. The Board also considered the Adviser’s estimate of the profit it would generate from managing the New Funds at certain projected asset levels. With respect to such estimates, the Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose and noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as Volatility Shares. Based upon the information provided, the Board concluded that any profits estimated to be realized by the Adviser in connection with the management of the New Funds were not unreasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the New Funds and whether the New Funds would benefit from any such economies of scale. In this regard, the Board noted that each New Fund’s unitary fee is not structured to pass on to shareholders the benefits of any economies of scale as the New Fund’s assets grow. The Board further noted that while any reduction in fixed costs associated with the management of a New Fund would be enjoyed by the Adviser, the unitary fee structure provides a level of certainty in expenses for the New Fund. The Board considered whether the unitary advisory fee rate for each of the New Funds was reasonable in relation to the anticipated asset size of the New Fund and concluded that the unitary advisory fee rate was reasonable and appropriate.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits to be received by the Adviser as a result of the Adviser’s relationship with the New Funds, noting that the Adviser identified no additional benefits it anticipates receiving from its relationship with the New Funds, aside from potential enhanced market visibility. The Board considered that the Adviser is not expected to use brokerage of the New Funds to obtain third party research and that the Adviser would receive no fees from the New Funds other than the unitary advisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each of the New Funds. No single factor was determinative in the Board’s analysis.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Volatility Shares Trust

By (Signature and Title)	/s/ Justin Young
Justin Young, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/09/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin Young
Justin Young, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/09/2026

By (Signature and Title)	/s/ Chang Kim
Chang Kim, Treasurer
(Principal Financial Officer)

Date	11/09/2026